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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                                811- 02731
      --------------------------------------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
            (Address of principal executive offices)   (Zip code)


      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 06/30/07
                          --------

Item 1.  Schedule of Investments.

                         TAX-FREE CASH RESERVE PORTFOLIO
            Quarterly Schedule of Portfolio Holdings - June 30, 2007


AIMinvestments.com    TFIT-QTR-1 6/07    A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS
June 30, 2007
(Unaudited)

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
MUNICIPAL OBLIGATIONS-103.25%(A)
ALABAMA-0.30%
Greater Montgomery Educational
   Building Authority (The
   Saint James School Project);
   Series 2003-A, Educational
   Facilities VRD RB
   (LOC-Regions Bank)
   3.78%, 06/01/23 (b)(c)              --     VMIG1     $     460   $    460,000
                                       ----   -------   ---------   ------------
Mobile (City of) Downtown
   Redevelopment Authority
   (Lafayette Plaza Hotel);
   Series 2007-A, Non-AMT VRD
   RB (LOC-Regions Bank)
   3.88%, 05/01/32 (b)(c)              A-1    P-1           6,500      6,500,000
                                       ----   -------   ---------   ------------
Montgomery (City of) Downtown
   Redevelopment Authority
   (State of Alabama Project);
   Series 2002, Lease Refunding
   RB (INS-MBIA Insurance Corp.)
   5.00%, 10/01/07 (d)                 AAA    Aaa           3,085      3,095,650
                                       ----   -------   ---------   ------------
Oxford (City of); Series 2003,
   Unlimited Tax VRD GO Wts.
   (LOC-Branch Banking & Trust
   Co.)
   3.85%, 07/01/15 (b)(c)              --     VMIG1         1,385      1,385,000
                                       ----   -------   ---------   ------------
                                                                      11,440,650
                                                                    ------------
ALASKA-1.38%
Alaska (State of) Housing
   Finance Corp. (State Capital
   Project); Series 2002 C, VRD
   RB (INS-MBIA Insurance Corp.)
   3.72%, 07/01/22 (c)(d)              A-1+   VMIG1        25,000     25,000,000
                                       ----   -------   ---------   ------------
Alaska (State of) Industrial
   Development Authority
   (Providence Medical Office
   Building); Series 1985, VRD
   IDR (LOC-KBC Bank N.V.)
   3.75%, 06/01/10 (b)(c)(e)           --     VMIG1         2,540      2,540,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
ALASKA-(CONTINUED)
Wachovia MERLOTs (Alaska (State
   of) Housing Finance Corp.);
   Series 1999 D, VRD RB
   (Acquired 03/28/06; Cost
   $25,000,000)
   3.79%, 06/01/49 (c)(f)(g)           --     VMIG1     $  25,000   $ 25,000,000
                                       ----   -------   ---------   ------------
                                                                      52,540,000
                                                                    ------------
ARIZONA-1.36%
ABN AMRO Munitops Ctfs. Trust
   (Greater Arizona (State of)
   Development Authority
   Revenue Bonds); Series
   2006-5, Single Non-AMT VRD
   Ctfs.
   (Acquired 01/22/07; Cost
   $8,695,000)
   3.78%, 08/01/13 (c)(f)(g)(h)        --     --            8,695      8,695,000
                                       ----   -------   ---------   ------------
Casa Grande (City of)
   Industrial Development
   Authority (Center Park
   Apartments Project); Series
   2001 A, Refunding
   Multi-Family Housing VRD IDR
   (CEP-Federal National
   Mortgage Association)
   3.78%, 06/15/31 (c)                 --     VMIG1         2,010      2,010,000
                                       ----   -------   ---------   ------------
Casa Grande (City of)
   Industrial Development
   Authority (Quail Gardens
   Apartments); Series 2001 A,
   Refunding Multi-Family
   Housing VRD IDR (CEP-Federal
   National Mortgage
   Association)
   3.78%, 06/15/31 (c)                 --     VMIG1         1,885      1,885,000
                                       ----   -------   ---------   ------------
Phoenix (City of) Industrial
   Development Authority
   (Lynwood Apartments
   Project); Series 1994,
   Refunding Multi-Family
   Housing VRD IDR (CEP-Federal
   Home Loan Bank of San
   Francisco)
   3.79%, 10/01/25 (c)                 A-1+   --            5,715      5,715,000
                                       ----   -------   ---------   ------------

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
ARIZONA-(CONTINUED)
RBC Municipal Products, Inc.
   Trust Floater Ctfs. (Pima
   (County of) Industrial
   Development Authority
   (Christian Care Tucson, Inc.
   Project)); Series 2006 A
   I-8, Senior Living Refunding
   VRD RB
   (Acquired 01/04/07; Cost
   $15,580,000)
   3.77%, 12/15/14 (c)(f)(g)           A-1+   --        $  15,580   $ 15,580,000
                                       ----   -------   ---------   ------------
Scottsdale (City of) Industrial
   Development Authority (Notre
   Dame Preparatory School);
   Series 2001 A, Limited
   Obligation VRD IDR
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 05/01/21 (b)(c)              A-1+   --            5,900      5,900,000
                                       ----   -------   ---------   ------------
Tempe (City of) Industrial
   Development Authority
   (Friendship Village of Tempe
   Project); Series 2002 C,
   Senior Living VRD RB
   (LOC-Fortis Bank NV/SA)
   3.78%, 12/01/27 (b)(c)(e)(h)        --     --           12,000     12,000,000
                                       ----   -------   ---------   ------------
                                                                      51,785,000
                                                                    ------------
COLORADO-2.74%
Centerra Metropolitan District
   No. 1; Series 2004, VRD RB
   (LOC-BNP Paribas)
   3.76%, 12/01/29 (b)(c)(e)           A-1+   --           12,000     12,000,000
                                       ----   -------   ---------   ------------
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Community
   Wireless of Park City);
   Series 2003, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.77%, 12/01/23 (b)(c)              A-1+   --              600        600,000
                                       ----   -------   ---------   ------------
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Southeastern
   Baptist Theological
   Seminary); Series 2005, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 03/01/25 (b)(c)              --     VMIG1         8,615      8,615,000
                                       ----   -------   ---------   ------------
Colorado (State of) Educational
   & Cultural Facilities
   Authority (The Presentation
   School, Inc. Project);
   Series 2006, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.75%, 12/01/36 (b)(c)              A-1+   --            7,250      7,250,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
COLORADO-(CONTINUED)
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Trinity School of
   Durham and Chapel Hill
   Project); Series 2006, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 09/01/26 (b)(c)              --     VMIG1     $   5,300   $  5,300,000
                                       ----   -------   ---------   ------------
Colorado (State of) Educational
   & Cultural Facilities
   Authority (Wesleyan
   Christian Academy Project);
   Series 2007, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.77%, 05/01/32 (b)(c)              --     VMIG1         8,310      8,310,000
                                       ----   -------   ---------   ------------
Colorado (State of) Health
   Facilities Authority
   (Arapahoe House Project);
   Series 2004 A, VRD RB
   (LOC-Wells Fargo Bank, N.A.)
   3.80%, 04/01/24 (b)(c)              A-1+   --            1,200      1,200,000
                                       ----   -------   ---------   ------------
Colorado (State of) Health
   Facilities Authority
   (Goodwill Industries of
   Denver Project); Series
   2004, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 12/01/24 (b)(c)              --     VMIG1         1,345      1,345,000
                                       ----   -------   ---------   ------------
Colorado Springs (City of)
   Industrial Development
   Authority (Cook
   Communications Ministries
   Project); Series 2002, VRD
   IDR (LOC-Bank of America,
   N.A.)
   3.75%, 03/01/17 (b)(c)              A-1+   --            2,350      2,350,000
                                       ----   -------   ---------   ------------
Colorado Springs (City of)
   School District No. 11;
   Series 1996, Unlimited
   Improvement GO
   7.13%, 12/01/07 (i)(j)              NRR    NRR           7,350      9,263,377
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Colorado (State of)
   Regional Transportation
   District (FasTracks
   Project));
   Series 2006-0120 A
   COP RB
   (Acquired 10/18/06; Cost
   $12,000,000) 3.80%,
   11/01/36(c)(f)(g)                   A-1+   --           12,000     12,000,000
                                       ----   -------   ---------   ------------
   Series 2006-0128 A
   COP RB
   (Acquired 10/25/06; Cost
   $7,400,000) 3.80%,
   11/01/36(c)(f)(g)                   A-1+   --            7,400      7,400,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
COLORADO-(CONTINUED)
   Series 2006-0152A
   COP RB
   (Acquired 11/29/06; Cost
   $10,000,000) 3.80%,
   11/01/36(c)(f)(g)                   A-1+   --        $  10,000   $ 10,000,000
                                       ----   -------   ---------   ------------
Eaglebend (City of) Affordable
   Housing Corp.; Series 2006
   A, Refunding Multi-Family
   Housing VRD RB (LOC-U.S.
   Bank, N.A.)
   3.78%, 07/01/21 (b)(c)              A-1+   --            4,880      4,880,000
                                       ----   -------   ---------   ------------
Southglenn Metropolitan
   District; Series 2007,
   Special VRD RB (LOC-BNP
   Paribas)
   3.78%, 12/01/30 (b)(c)(e)           A-1+   --           10,000     10,000,000
                                       ----   -------   ---------   ------------
Telluride (Town of) (Valley
   Floor Open Space Project);
   Series 2007, Excise Tax VRD
   RB (LOC-Keybank N.A.)
   3.78%, 12/01/36 (b)(c)              --     VMIG1         3,500      3,500,000
                                       ----   -------   ---------   ------------
                                                                     104,013,377
                                                                    ------------
CONNECTICUT-0.04%
Connecticut (State of)
   Development Authority
   (Central Vermont Public
   Service Corp.); Series 1985,
   Floating Rate PCR
   (LOC-Citizens Bank of
   Massachusetts)
   3.75%, 12/01/15 (b)(c)              A-1+   --            1,400      1,400,000
                                       ----   -------   ---------   ------------
DISTRICT OF COLUMBIA-1.20%
ABN AMRO Munitops Ctfs. Trust
   (District of Columbia Water
   & Sewer Authority Revenue
   Bonds); Series 2005-24,
   Single Non-AMT VRD Ctfs.
   (Acquired 02/28/07; Cost
   $10,345,0000)
   3.79%, 04/01/12 (c)(f)(g)(h)        --     --           10,345     10,345,000
                                       ----   -------   ---------   ------------
District of Columbia (American
   Library Association); Series
   2005, VRD RB (LOC-Bank of
   America, N.A.)
   3.75%, 02/01/35 (b)(c)              --     VMIG1         3,175      3,175,000
                                       ----   -------   ---------   ------------
District of Columbia (American
   Psychological Association);
   Series 2003, VRD RB
   (LOC-Bank of America, N.A.)
   3.75%, 03/01/28 (b)(c)              A-1+   --            4,960      4,960,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
DISTRICT OF COLUMBIA-(CONTINUED)
District of Columbia (National
   Academy of Sciences Project);
   Series 1999 B
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.66%, 08/06/07(d)                  A-1+   VMIG1     $   9,500   $  9,500,000
                                       ----   -------   ---------   ------------
   3.70%, 10/12/07(d)                  A-1+   VMIG1        10,500     10,500,000
                                       ----   -------   ---------   ------------
Wachovia MERLOTs (District of
   Columbia); Series 2004 B-13,
   GO
   (Acquired 10/25/06; Cost
   $7,300,000)
   3.79%, 06/01/22 (c)(f)(g)           A-1+   --            7,300      7,300,000
                                       ----   -------   ---------   ------------
                                                                      45,780,000
                                                                    ------------
FLORIDA-7.22%
ABN AMRO Munitops Ctfs. Trust
   (Miami-Dade (County of)
   Transit System Sales Surtax
   Revenue Bonds); Series
   2006-24, Non-AMT VRD Ctfs.
   (Acquired 05/05/06; Cost
   $ 14,270,000)
   3.78%, 07/01/14 (c)(f)(g)           --     VMIG1        14,270     14,270,000
                                       ----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Port St. Lucie (City of)
   Utility System Revenue
   Bonds); Series 2006-50,
   Non-AMT VRD Ctfs.
   (Acquired 07/17/06; Cost
   $10,700,000)
   3.78%, 09/01/14 (c)(f)(g)           --     VMIG1        10,700     10,700,000
                                       ----   -------   ---------   ------------
Brevard (County of) Health
   Facilities Authority
   (Wuesthoff Memorial Hospital
   Project); Series 2001, VRD
   RB (LOC-Wachovia Bank N.A.)
   3.74%, 08/01/31 (b)(c)              A-1+   --            4,100      4,100,000
                                       ----   -------   ---------   ------------
Capital Projects Finance
   Authority (Capital Projects
   Loan Program); Series 1997
   A, VRD RB (INS-Financial
   Security Assurance Inc.)
   3.76%, 08/01/17 (c)(d)              A-1+   --            2,280      2,280,000
                                       ----   -------   ---------   ------------
Collier (County of) Industrial
   Development Authority
   (Redlands Christian Migrant
   Association Inc.); Series
   2001, VRD IDR (LOC-Bank of
   America, N.A.)
   3.78%, 12/01/26 (b)(c)(h)           --     --            2,800      2,800,000
                                       ----   -------   ---------   ------------
Dade (County of) Industrial
   Development Authority
   (Spectrum Programs, Inc.);
   Series 1996, VRD IDR
   (LOC-Bank of America, N.A.)
   3.78%, 10/01/16 (b)(c)              A-1+   --            1,640      1,640,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
FLORIDA-(CONTINUED)
Eagle Tax-Exempt Trust
   (Miami-Dade (County of)
   Expressway Authority Toll
   System); Series 2006-0121 A,
   COP RB
   (Acquired 10/11/06; Cost
   $37,000,000)
   3.80%, 07/01/37 (c)(f)(g)           A-1+   --        $  37,000   $ 37,000,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Miami-Dade (County of)
   School Board); Series
   2006-0071A, VRD COP
   (Acquired 02/01/07; Cost
   $7,900,000)
   3.80%, 11/01/31 (c)(f)(g)           A-1+   --            7,900      7,900,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust (South
   Florida Water Management
   District); Series 2006-0136
   A, COP
   (Acquired 11/15/06; Cost
   $19,730,000)
   3.80%, 10/01/36 (c)(f)(g)           A-1+   --           19,730     19,730,000
                                       ----   -------   ---------   ------------
Eustis (City of) Health
   Facilities Authority
   (Florida Hospital/Waterman,
   Inc. Project); Series 1992,
   VRD RB (LOC-SunTrust Bank)
   3.76%, 11/15/15 (b)(c)              --     VMIG1         6,530      6,530,000
                                       ----   -------   ---------   ------------
Florida (State of) Division of
   Bond Finance Department of
   General Services
   (Environmental Protection
   Preservation 2000); Series
   1998 B, RB (INS-Financial
   Security Assurance Inc.)
   5.50%, 07/01/07 (d)                 AAA    Aaa           5,200      5,200,000
                                       ----   -------   ---------   ------------
Florida (State of) Local
   Government Finance
   Commission (Pooled Financing
   Program);
   Series 1994 A
   Commercial Paper Notes
   (LOC-Wachovia Bank, N.A.)
   3.66%, 08/09/07(b)                  --     P-1          12,360     12,360,000
                                       ----   -------   ---------   ------------
   3.73%, 08/14/07(b)                  --     P-1          16,721     16,721,000
                                       ----   -------   ---------   ------------
   3.73%, 08/23/07(b)                  --     P-1           6,022      6,022,000
                                       ----   -------   ---------   ------------
   3.73%, 08/23/07(b)                  --     P-1           2,537      2,537,000
                                       ----   -------   ---------   ------------
Hillsborough (County of)
   (MOSI-Charter School
   Project); Series 2001, VRD
   IDR (LOC-Bank of America,
   N.A.)
   3.78%, 08/01/16 (b)(c)(h)           --     --            1,000      1,000,000
                                       ----   -------   ---------   ------------
Hillsborough (County of)
   (MOSI-IBHS Project); Series
   2001, VRD IDR (LOC-Bank of
   America, N.A.)
   3.78%, 05/01/22 (b)(c)(h)           --     --            2,050      2,050,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------     AMOUNT
                                        S&P   MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
FLORIDA-(CONTINUED)
Hillsborough (County of)
   Industrial Development
   Authority (Tampa
   Metropolitan Area YMCA
   Project); Series 2000, VRD
   IDR (LOC-Bank of America,
   N.A.)
   3.75%, 03/01/25 (b)(c)(h)           --     --        $   6,050   $  6,050,000
                                       ----   -------   ---------   ------------
Jacksonville (City of) Health
   Facilities Authority
   (Baptist Medical Center
   Project); Series 2003 B,
   Hospital Commercial Paper RB
   (LOC-Bank of America, N.A.)
   3.64%, 08/06/07 (b)                 A-1+   --           19,000     19,000,000
                                       ----   -------   ---------   ------------
Jacksonville (City of) Health
   Facilities Authority (Samuel
   C. Taylor Foundation
   Project); Series 1998, VRD
   RB (LOC-Bank of America,
   N.A.)
   (Acquired 02/20/01; Cost
   $2,400,000)
   3.78%, 12/01/23 (b)(c)(g)(h)        --     --            2,400      2,400,000
                                       ----   -------   ---------   ------------
Jacksonville (City of) Health
   Facilities Authority
   (University of Florida
   Jacksonville Physicians,
   Inc.); Series 2002, VRD RB
   (LOC-Bank of America, N.A.)
   3.80%, 06/01/22 (b)(c)              --     VMIG1        10,765     10,765,000
                                       ----   -------   ---------   ------------
JEA Water and Sewer System;
   Series 2002 B, RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 10/01/07 (d)                 AAA    Aaa           1,350      1,355,496
                                       ----   -------   ---------   ------------
JPMorgan PUTTERs (Tampa Bay
   Water); Series 2006-1476,
   VRD RB
   (Acquired 02/07/07; Cost
   $5,445,000)
   3.80%, 10/01/14 (c)(f)(g)           --     VMIG1         5,445      5,445,000
                                       ----   -------   ---------   ------------
Miami-Dade (County of) Water &
   Sewer System; Series 2003,
   Refunding RB (INS-MBIA
   Insurance Corp.)
   5.00%, 10/01/07 (d)                 AAA    Aaa           3,500      3,512,083
                                       ----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Florida
   (State of) Department of
   Environmental Protection);
   Series 2002-722, Floating
   Rate Trust Ctfs. VRD RB
   (Acquired 11/13/02; Cost
   $9,690,000)
   3.79%, 07/01/22 (c)(f)(g)           A-1    --            9,690      9,690,000
                                       ----   -------   ---------   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
FLORIDA-(CONTINUED)
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Miami-Dade
   (County of) Capital Asset
   Acquisition); Series
   2006-1797, Special
   Obligation VRD RB
   (Acquired 05/24/07; Cost
   $5,325,000)
   3.79%, 04/01/18 (c)(f)(g)           A-1    --        $   5,325   $  5,325,000
                                       ----   -------   ---------   ------------
North Miami (City of)
   Educational Facilities
   (Miami Country Day School
   Project); Series 1999, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.75%, 08/01/19 (b)(c)(h)           --     --            1,800      1,800,000
                                       ----   -------   ---------   ------------
Orange (County of) Health
   Facilities Authority
   (Adventist Health
   System/Sunbelt Inc.); Series
   1992, VRD RB (LOC-SunTrust
   Bank)
   3.83%, 11/15/14 (b)(c)              A-1+   VMIG1         1,335      1,335,000
                                       ----   -------   ---------   ------------
Orange (County of) Industrial
   Development Authority
   (Christian Prison Ministry,
   Inc. Project); Series 2005,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 11/01/30 (b)(c)(h)           --     --            5,765      5,765,000
                                       ----   -------   ---------   ------------
Palm Beach (County of)
   Educational Facilities
   Authority (Palm Beach
   Atlantic College Inc.);
   Series 2001, Educational
   Facilities VRD RB (LOC-Bank
   of America, N.A.)
   3.75%, 12/01/31 (b)(c)(h)           --     --            8,300      8,300,000
                                       ----   -------   ---------   ------------
Palm Beach (County of) Housing
   Finance Authority (Emerald
   Bay Club Apartments); Series
   2004, Refunding Multi-Family
   Housing VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.76%, 06/01/30 (b)(c)              A-1+   P-1           8,000      8,000,000
                                       ----   -------   ---------   ------------
Palm Beach (County of) School
   Board (Public Finance);
   Series 2005, Commercial
   Paper Notes (LOC-Bank of
   America, N.A.)
   3.76%, 08/09/07 (b)                 A-1+   P-1          14,800     14,800,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   -----------
FLORIDA-(CONTINUED)
Sarasota (County of) Health
   Facilities Authority
   (Sarasota-Manatee Jewish
   Housing Council, Inc.
   Project); Series 2005 A,
   Health Care Facilities VRD
   RB (LOC-Bank of America,
   N.A.)
   3.75%, 07/01/35 (b)(c)              --     VMIG1     $   3,100   $  3,100,000
                                       ----   -------   ---------   ------------
Seminole (County of) Industrial
   Development Authority
   (Hospice of the Comforter
   Project); Series 2006,
   Healthcare Facilities VRD RB
   (LOC-Fifth Third Bank)
   3.77%, 12/01/25 (b)(c)              A-1+   --            4,730      4,730,000
                                       ----   -------   ---------   ------------
Tampa (City of) (Lowry Park
   Zoological Society of Tampa,
   Inc. Project); Series 2000
   A, VRD RB (LOC-Bank of
   America, N.A.)
   3.78%, 11/01/25 (b)(c)(h)           --     --            1,100      1,100,000
                                       ----   -------   ---------   ------------
University of South Florida
   Research Foundation, Inc.
   (University Technology
   Center Research and
   Development Park Project);
   Series 1999, VRD RB
   (LOC-Bank of America, N.A.)
   3.75%, 12/01/19 (b)(c)(h)           --     --            9,300      9,300,000
                                       ----   -------   ---------   ------------
                                                                     274,612,579
                                                                    ------------
GEORGIA-7.55%
ABN AMRO Munitops Ctfs. Trust
   (Fulton (County of) Water &
   Sewer Revenue Bonds); Series
   2004-15, Non-AMT VRD Ctfs.
   (Acquired 10/12/04; Cost
   $9,995,000)
   3.78%, 01/01/12 (c)(f)(g)           --     VMIG1         9,995      9,995,000
                                       ----   -------   ---------   ------------
Atlanta (City of) Water &
   Wastewater Revenue;
   Series 2006-1
   Commercial Paper Notes
   (Multi LOC's-Bank of
   America, N.A., Dexia Bank
   S.A., Lloyds Bank, JPMorgan
   Chase Bank, N.A.)
   3.65%, 12/19/07(b)(e)               A-1+   P-1          20,000     20,000,000
                                       ----   -------   ---------   ------------
   3.66%, 11/02/07(b)(e)               A-1+   P-1          34,400     34,400,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            5

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
GEORGIA-(CONTINUED)
Burke (County of) Development
   Authority (Oglethorpe Power
   Corp. Vogtle Project);
   Series 2006 A
   PCR (INS-Ambac Assurance
   Corp.)
   3.67%, 07/12/07(d)                  A-1+   VMIG1     $   2,700   $  2,700,000
                                       ----   -------   ---------   ------------
   3.75%, 09/13/07(d)                  A-1+   VMIG1        13,450     13,450,000
                                       ----   -------   ---------   ------------
   Series 2006 B-4
   PCR (INS-Ambac Assurance
   Corp.)
   3.67%, 07/12/07(d)                  A-1+   VMIG1        11,000     11,000,000
                                       ----   -------   ---------   ------------
   3.67%, 07/12/07(d)                  A-1+   VMIG1         1,000      1,000,000
                                       ----   -------   ---------   ------------
Clayton (County of) Development
   Authority (DACC Public
   Purpose Corp. II Project):
   Series 2007, VRD RB
   (LOC-Dexia Bank S.A.)
   3.77%, 07/01/32 (b)(c)(e)           --     VMIG1         4,785     4,785,000
                                       ----   -------   ---------   ------------
Cobb (County of); Series 2007,
   Unlimited TAN GO
   4.00%, 12/31/07                     SP-1+  MIG1          1,500      1,501,717
                                       ----   -------   ---------   ------------
DeKalb (County of) Housing
   Authority (Clairmont Crest
   Project); Series 1995,
   Refunding Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.80%, 06/15/25 (c)                 A-1+   --            6,640      6,640,000
                                       ----   -------   ---------   ------------
DeKalb (County of) Housing
   Authority (Wood Hills
   Apartment Project); Series
   1988, Refunding Floating
   Rate Multi-Family Housing RB
   (LOC-Bank of America, N.A.)
   3.77%, 12/01/07 (b)(c)              A-1+   --            9,250      9,250,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust (Georgia
   (State of));
   Series 1994C A
   COP GO
   (Acquired 11/09/06; Cost
   $11,880,000) 3.80%,
   03/01/11(c)(f)(g)                   A-1+   --           11,880     11,880,000
                                       ----   -------   ---------   ------------
   Series 2000-1001 A
   COP GO
   (Acquired 07/26/00; Cost
   $20,000,000) 3.80%,
   07/01/15(c)(f)(g)                   A-1+   --           20,000     20,000,000
                                       ----   -------   ---------   ------------
Floyd (County of) Development
   Authority (Shorter College
   Project);  Series 1998, VRD
   RB (LOC-SunTrust Bank)
   3.78%, 06/01/17 (b)(c)              A-1+   --            2,900      2,900,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
GEORGIA-(CONTINUED)
Forsyth (County of) Development
   Authority (Pinecrest Academy
   Inc. Project); Series 2000,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 09/01/25 (b)(c)              --     VMIG1     $   8,800   $  8,800,000
                                       ----   -------   ---------   ------------
Fulton (County of) Development
   Authority (Atlanta Park II
   Project); Series 1997,
   Refunding VRD RB
   (LOC-Wachovia Bank, N.A.)
   (Acquired 04/12/06; Cost
   $ 1,350,000)
   3.79%, 10/01/10 (b)(c)(g)           --     Aa1           1,350      1,350,000
                                       ----   -------   ---------   ------------
Fulton (County of) Development
   Authority (Bridgeway
   Foundation for Education
   Project); Series 2000,
   Educational Facilities VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.79%, 06/01/15 (b)(c)              A-1+   --            1,525      1,525,000
                                       ----   -------   ---------   ------------
Fulton (County of) Development
   Authority (Doris & Alex
   Weber Jewish Community High
   School Project); Series
   2006, VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.77%, 12/01/30 (b)(c)              --     VMIG1         4,500      4,500,000
                                       ----   -------   ---------   ------------
Fulton (County of) Development
   Authority (King's Ridge
   Christian School); Series
   2006, VRD RB (LOC-Branch
   Banking & Trust Co.)
   3.77%, 05/01/26 (b)(c)              --     VMIG1         7,000      7,000,000
                                       ----   -------   ---------   ------------
Fulton (County of) Development
   Authority (Mount Vernon
   Presbyterian School, Inc.);
   Series 2005, VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.77%, 08/01/35 (b)(c)              --     VMIG1         4,100      4,100,000
                                       ----   -------   ---------   ------------
Georgia (State of) Municipal
   Electric Authority
   (Subordinated Bonds
   Project); Series 1985 B,
   Commercial Paper VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.73%, 07/27/07 (b)                 A-1+   VMIG1         5,000      5,000,000
                                       ----   -------   ---------   ------------
Georgia (State of) Municipal
   Gas Authority (Gas Portfolio
   III Project); Series 2003 B,
   VRD RB (LOC-Wachovia Bank,
   N.A., JPMorgan Chase Bank,
   N.A.)
   3.75%, 02/01/15 (b)(c)              A-1+   P-1          17,090     17,090,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            6

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
GEORGIA-(CONTINUED)
Georgia (State of) Road &
   Tollway Authority (Federal
   Highway Grant); Series 2006,
   RAN
   5.00%, 06/01/08                     AA-    Aa3       $   7,345   $  7,426,631
                                       ----   -------   ---------   ------------
Georgia (State of) Road &
   Tollway Authority (Federal
   Highway Reimbursement);
   Series 2006 A, Commercial
   Paper RN
   3.76%, 07/26/07                     A-1+   P-1          25,000     25,000,000
                                       ----   -------   ---------   ------------
JPMorgan PUTTERs (Atlanta (City
   of) Water & Wastewater);
   Series 2004-520, VRD RB
   (Acquired 04/20/05; Cost
   $37,495,000)
   3.79%, 05/01/12 (c)(f)(g)           A-1    --           37,495     37,495,000
                                       ----   -------   ---------   ------------
Metropolitan Atlanta Rapid
   Transit Authority; Series
   1998 A, Refunding Second
   Indenture RB (INS-MBIA
   Insurance Corp.)
   6.25%, 07/01/07 (d)                 AAA    Aaa           9,000      9,000,000
                                       ----   -------   ---------   ------------
Savannah (City of) Economic
   Development Authority (The
   Savannah Country Day School,
   Inc. Project); Series 2007,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 05/01/32 (b)(c)              --     VMIG1         5,200      5,200,000
                                       ----   -------   ---------   ------------
Savannah (City of) Economic
   Development Authority
   (Westside Urban Health
   Center); Series 2002 A, VRD
   RB (LOC-SunTrust Bank)
   3.79%, 03/01/18 (b)(c)              --     VMIG1         2,285      2,285,000
                                       ----   -------   ---------   ------------
Smyrna (City of) Hospital
   Authority (Ridgeview
   Institute Inc. Project);
   Series 2002, VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.79%, 11/01/27 (b)(c)              --     VMIG1         1,760     1,760,000
                                       ----   -------   ---------   ------------
                                                                     287,033,348
                                                                    ------------
HAWAII-0.43%
ABN AMRO Munitops Ctfs. Trust
   (Hawaii (State of)); Series
   2002-34, Non-AMT Unlimited
   Tax VRD GO
   (Acquired 12/29/06; Cost
   $10,420,000)
   3.78%, 07/01/10 (c)(f)(g)           --     VMIG1        10,420    10,420,000
                                       ----   -------   ---------   -----------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
HAWAII-(CONTINUED)
Eagle Tax-Exempt Trust (Hawaii
   (State of)); Series
   2000-1101, VRD COP
   (Acquired 01/11/01; Cost
   $ 6,000,000)
   3.80%, 12/01/16 (c)(f)(g)           A-1+   --        $   6,000   $  6,000,000
                                       ----   -------   ---------   ------------
                                                                      16,420,000
                                                                    ------------
IDAHO-0.88%
Boise (City of) City Housing
   Authority (Civic Plaza
   Housing Project); Series
   2002 C, Multi-Family Housing
   Multi-Mode VRD RB
   (LOC-Keybank N.A.)
   3.82%, 03/01/33 (b)(c)              --     VMIG1         1,190      1,190,000
                                       ----   -------   ---------   ------------
Custer (County of)  Pollution
   Control (Amoco Oil
   Co.-Standard Oil Industry
   Project); Series 1983, VRD
   PCR
   3.65%, 10/01/09 (c)(e)              A-1+   --           22,200     22,200,000
                                       ----   -------   ---------   ------------
Idaho (State of); Series 2007,
   Unlimited TAN GO
   4.50%, 06/30/08                     SP-1+  MIG1         10,000     10,073,800
                                       ----   -------   ---------   ------------
                                                                      33,463,800
                                                                    ------------
ILLINOIS-15.54%
ABN AMRO Munitops Ctfs. Trust
   (Chicago (City of) Board of
   Education); Series 2002-4,
   VRD GO Ctfs.
   (Acquired 11/10/05; Cost
   $24,225,000)
   3.77%, 12/01/09 (c)(f)(g)           --     VMIG1        24,225     24,225,000
                                       ----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Chicago (City of));
   Series 2005-31
   Non-AMT Unlimited Tax VRD GO
   (Acquired 02/21/07 Cost
   $9,995,000) 3.79%,
   07/01/12(c)(f)(g)                   --     VMIG1         9,995      9,995,000
                                       ----   -------   ---------   ------------
   Series 2005-40
   Non-AMT Unlimited Tax VRD GO
   (Acquired 11/30/05; Cost
   $15,165,000) 3.79%,
   07/01/13(c)(f)(g)(h)                --        --        15,165     15,165,000
                                       ----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Illinois (State of) Finance
   Authority (Northwestern
   University)); Series
   2006-67, Non-AMT VRD RB
   (Acquired 10/18/06; Cost
   $9,995,000)
   3.79%, 12/01/13 (c)(f)(g)           --     VMIG1         9,995      9,995,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            7

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Aurora (City of) Kane, DuPage,
   Will & Kendall (Counties of)
   Economic Development (Aurora
   University); Series 2004,
   VRD RB (LOC-Harris N.A.)
   3.83%, 03/01/35 (b)(c)              --     VMIG1     $   8,350   $  8,350,000
                                       ----   -------   ---------   ------------
Bear Stearns Municipal
   Securities Trust Ctfs.
   (Illinois (State of));
   Series 2002-190 A, VRD RB
   (Acquired 05/06/02; Cost
   $10,130,000)
   3.78%, 06/05/14 (c)(f)(g)           A-1    --           10,130     10,130,000
                                       ----   -------   ---------   ------------
Channahon (Village of) (Morris
   Hospital);
   Series 2003 A
   Refunding VRD RB (LOC-U.S.
   Bank, N.A.)
   3.74%, 12/01/23(b)(c)               A-1+   --            1,400      1,400,000
                                       ----   -------   ---------   ------------
   Series 2003 B
   VRD RB (LOC-U.S. Bank, N.A.)
   3.74%, 12/01/32(b)(c)               A-1+   --            1,700      1,700,000
                                       ----   -------   ---------   ------------
Chicago (City of) Sales Tax;
   Series 2002, Refunding VRD
   RB (INS-Financial Guaranty
   Insurance Co.)
   3.80%, 01/01/34 (c)(d)              A-1+   VMIG1        19,535     19,535,000
                                       ----   -------   ---------   ------------
Community Unit School District
   No. 323 (Dunlap); Series
   2006, Unlimited Tax VRD GO
   (INS-Financial Security
   Assurance Inc.)
   3.80%, 04/01/26 (c)(d)              --     VMIG1         9,950      9,950,000
                                       ----   -------   ---------   ------------
Cook (County of) Community
   College District No. 524 -
   Moraine Valley Community
   College; Series 2007 A,
   Unlimited Tax GO
   5.00%, 12/01/07                     --     Aa1           1,250      1,257,096
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust (Chicago
   (City of) Park District);
   Series 2002-1306 A,
   Unlimited Tax VRD COP
   (Acquired 05/02/02; Cost
   $5,500,000)
   3.80%, 01/01/29 (c)(f)(g)           A-1+   --            5,500      5,500,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust (Chicago
   (City of) Water & Sewer);
   Series 2001-1308, VRD COP
   (Acquired 12/12/01; Cost
   $8,655,000)
   3.80%, 11/01/26 (c)(f)(g)           A-1+   --            8,655      8,655,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Eagle Tax-Exempt Trust (Chicago
   (City of)); Series
   2001-1305, VRD COP
   (Acquired 04/02/01; Cost
   $4,950,000)
   3.81%, 01/01/35 (c)(f)(g)           A-1+   --        $   4,950   $  4,950,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Illinois (State of));
   Series 2000-1304, VRD COP
   (Acquired 06/27/00; Cost
   $7,340,000)
   3.80%, 06/01/21 (c)(f)(g)           A-1+   --            7,340      7,340,000
                                       ----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Regional Transportation
   Authority); Series
   2000-1303, VRD COP
   (Acquired 03/26/01; Cost
   $19,000,000)
   3.80%, 07/01/23 (c)(f)(g)           A-1+   --           19,000     19,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Chicago
   (City of) Academy of
   Sciences Project); Series
   1998, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.76%, 01/01/33 (b)(c)              A-1+   --            5,700      5,700,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Chicago
   Shakespeare Theater
   Project); Series 1999, VRD
   RB (LOC-LaSalle Bank N.A.)
   (Acquired 09/24/03; Cost
   $4,100,000)
   3.75%, 01/01/19 (b)(c)(g)            A-1   --            4,100      4,100,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Embers
   Elementary School Project);
   Series 2002, Educational
   Facilities VRD RB
   (LOC-LaSalle Bank N.A.)
   (Acquired 11/04/03; Cost
   $2,175,000)
   3.75%, 04/01/32 (b)(c)(g)           A-1    --            2,175      2,175,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Fenwick
   High School Project); Series
   1997, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 03/01/32 (b)(c)              A-1+   --            3,000      3,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Glenwood
   School for Boys); Series
   1998, VRD RB (LOC-Harris
   N.A.)
   3.83%, 02/01/33 (b)(c)              A-1+   --            2,450      2,450,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Development
   Finance Authority (Institute
   of Gas Technology Project);
   Series 1999, VRD IDR
   (LOC-Harris N.A.)
   3.80%, 09/01/24 (b)(c)              A-1+   --        $   2,100   $  2,100,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (James
   Jordan Boys & Girls Club and
   Family Life Center Project);
   Series 1995, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A., LaSalle Bank N.A.)
   (Acquired 10/18/05; Cost
   $4,700,000)
   3.83%, 08/01/30 (b)(c)(g)           A-1    --            4,700      4,700,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Lyric
   Opera of Chicago Project);
   Series 1994, VRD RB
   (LOC-Northern Trust Co.,
   Harris N.A., JPMorgan Chase
   Bank, N.A.)
   3.80%, 12/01/28 (b)(c)              A-1+   VMIG1        20,600     20,600,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority
   (Providence-St. Mel School
   Project); Series 2002, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 06/01/37 (b)(c)              --     VMIG1         5,360      5,360,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority
   (Radiological Society of
   North America, Inc.
   Project); Series 1997, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   (Acquired 04/07/06; Cost
   $1,775,000)
   3.83%, 06/01/17 (b)(c)(g)           A-1+   --            1,775      1,775,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority
   (Rosecrance Inc. Project);
   Series 2003, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 10/01/24 (b)(c)              A-1+   --            4,175      4,175,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Teachers
   Academy for Mathematics &
   Science); Series 2001, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 02/01/21 (b)(c)              --     VMIG1         2,730      2,730,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Development
   Finance Authority (Uhlich
   Childrens Home Project);
   Series 2002, VRD IDR
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 10/01/33 (b)(c)               --    VMIG1     $   2,200   $  2,200,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (Village
   of Oak Park Residence Corp.
   Project); Series 2001, VRD
   RB (LOC-LaSalle Bank N.A.)
   (Acquired 01/29/03; Cost
   $2,975,000)
   3.75%, 07/01/41 (b)(c)(g)           A-1    --            2,975      2,975,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (West
   Central Illinois Educational
   Telecommunications Corp.
   Project); Series 2002, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.79%, 09/01/32 (b)(c)              --     VMIG1         3,600      3,600,000
                                       ----   -------   ---------   ------------
Illinois (State of) Development
   Finance Authority (YMCA of
   Metropolitan Chicago
   Project); Series 2001, VRD
   RB (LOC-Harris N.A.)
   3.80%, 06/01/29 (b)(c)              A-1+   --            1,000      1,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority (Arts
   Club of Chicago); Series
   1996, VRD RB (LOC-Northern
   Trust Co.)
   3.83%, 01/01/26 (b)(c)              A-1+   --            8,000      8,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority (Aurora
   University); Series 2002, RB
   (LOC-Fifth Third Bank)
   3.83%, 03/01/32 (b)(c)              --     VMIG1         4,900      4,900,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority
   (Chicago Childrens Museum);
   Series 1994, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 02/01/28 (b)(c)              --     VMIG1         1,200      1,200,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority
   (Dominican University);
   Series 2000 B, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.83%, 10/01/30 (b)(c)(e)           --     VMIG1        11,000     11,000,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Educational
   Facilities Authority
   (Elmhurst College); Series
   2003, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 03/01/33 (b)(c)              --     VMIG1     $   2,100   $  2,100,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority (Field
   Museum of Natural History);
   Series 1998, VRD RB
   (LOC-Bank of America, N.A.)
   3.80%, 11/01/32 (b)(c)              A-1+   --            3,850      3,850,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority
   (Lincoln Park Society);
   Series 1999, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 01/01/29 (b)(c)              A-1+   --              900        900,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority (Museum
   of Science & Industry);
   Series 1992, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 10/01/26 (b)(c)              --     VMIG1         6,950      6,950,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority
   (National-Louis University);
   Series 1999 A
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.75%, 06/01/29(b)(c)               A-1+   --            5,500      5,500,000
                                       ----   -------   ---------   ------------
   Series 1999 B
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.83%, 06/01/29(b)(c)               A-1+   --            9,800      9,800,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority
   (Newberry Library); Series
   1988, VRD RB (LOC-Northern
   Trust Co.)
   3.83%, 03/01/28 (b)(c)              --     VMIG1         1,455      1,455,000
                                       ----   -------   ---------   ------------
Illinois (State of) Educational
   Facilities Authority (Pooled
   Financing Program); Series
   2007, Commercial Paper RN
   (LOC-Northern Trust Co.)
   3.70%, 07/13/07 (b)                 A-1+   --           19,000     19,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Benedictine
   University Project); Series
   2006, VRD RB (LOC-National
   City Bank of the Midwest)
   3.75%, 03/01/26 (b)(c)              A-1    --            6,400      6,400,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Finance
   Authority (Chicago
   Historical Society); Series
   2006, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.80%, 01/01/36 (b)(c)              --     VMIG1     $   5,000   $  5,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (IIT Research
   Institute); Series 2004, VRD
   RB (LOC-Fifth Third Bank)
   3.78%, 10/01/34 (b)(c)              --     VMIG1         1,275      1,275,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Latin School of
   Chicago Project); Series
   2005 A, Refunding VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 08/01/28 (b)(c)              --     VMIG1        11,125     11,125,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Lawrence Hall
   Youth Services); Series
   2006, VRD RB (LOC-Fifth
   Third Bank)
   3.77%, 11/01/41 (b)(c)              --     VMIG1         1,150      1,150,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Search
   Development Center Inc.
   Project); Series 2004, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 06/01/24 (b)(c)              --     VMIG1         4,875      4,875,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Sunshine Through
   Golf Foundation Project);
   Series 2004 A, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.75%, 11/01/24 (b)(c)              A-1    --            2,100      2,100,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (Three Crowns
   Park); Series 2006 C, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.75%, 02/15/38 (b)(c)(e)(h)        --     --            7,500      7,500,000
                                       ----   -------   ---------   ------------
Illinois (State of) Finance
   Authority (YMCA of
   Metropolitan Chicago
   Project); Series 2004, VRD
   RB (LOC-Harris N.A.)
   3.80%, 06/01/34 (b)(c)              --     VMIG1         2,000      2,000,000
                                       ----   -------   ---------   ------------
Illinois (State of) Health
   Facilities Authority
   (Blessing Hospital); Series
   1999 B, VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.77%, 11/15/29 (c)(d)              A-1+   VMIG1         2,830      2,830,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           10

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Illinois (State of) Health
   Facilities Authority (Cradle
   Society Project); Series
   1998, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 04/01/33 (b)(c)              A-1+   --        $   2,500   $  2,500,000
                                       ----   -------   ---------   ------------
Illinois (State of) Health
   Facilities Authority
   (Northwestern Memorial
   Hospital); Series 1995, VRD
   RB
   3.80%, 08/15/25 (c)                 A-1+   VMIG1        32,720     32,720,000
                                       ----   -------   ---------   ------------
Illinois (State of) Health
   Facilities Authority (Park
   Plaza Retirement Center);
   Series 1996, Multi-Family
   Housing VRD RB (LOC-LaSalle
   Bank N.A.)
   3.83%, 09/15/20 (b)(c)              A-1     --           7,350      7,350,000
                                       ----   -------   ---------   ------------
Illinois (State of) Health
   Facilities Authority;
   Series 1985 C
   Revolving Fund Pooled VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 08/01/15(b)(c)               A-1+   VMIG1        41,000     41,000,000
                                       ----   -------   ---------   ------------
   Series 1985 D
   Revolving Fund Pooled VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 08/01/15(b)(c)               A-1+   VMIG1        13,450     13,450,000
                                       ----   -------   ---------   ------------
JPMorgan PUTTERs (Chicago (City
   of) Park District); Series
   2005-974, Limited Tax VRD GO
   (Acquired 07/06/05; Cost
   $2,555,000)
   3.80%, 01/01/13 (c)(f)(g)           A-1+   --            2,555      2,555,000
                                       ----   -------   ---------   ------------
JPMorgan PUTTERs (Chicago (City
   of) Water Revenue); Series
   2006-1419, VRD RB
   (Acquired 07/26/06; Cost
   $5,345,000)
   3.79%, 05/01/14 (c)(f)(g)           A-1+   --            5,345      5,345,000
                                       ----   -------   ---------   ------------
JPMorgan PUTTERs (Illinois
   (State of) Toll Highway
   Authority); Series
   2006-1354, VRD RB
   (Acquired 06/07/06; Cost
   $13,375,000)
   3.79%, 01/01/14 (c)(f)(g)           A-1+   --           13,375     13,375,000
                                       ----   -------   ---------   ------------
Lombard (Village of) (Clover
   Creek Apartments Project);
   Series 2000, Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.75%, 12/15/30 (c)                 A-1+   --           14,855     14,855,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
McCook (Village of) (Illinois
   St. Andrew Society);
   Series 1996 A
   VRD RB (LOC-Northern Trust
   Co.)
   3.75%, 12/01/21(b)(c)               A-1+   --        $   5,000   $  5,000,000
                                       ----   -------   ---------   ------------
   Series 1996 B
   VRD RB (LOC-Northern Trust
   Co.)
   3.75%, 12/01/21(b)(c)               A-1+   --            1,700      1,700,000
                                       ----   -------   ---------   ------------
Monmouth (City of) Industrial
   Development Project
   (Monmouth College); Series
   2005, VRD IDR (LOC-Allied
   Irish Banks PLC)
   3.76%, 06/01/35 (b)(c)(e)           --     VMIG1         6,065      6,065,000
                                       ----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Chicago (City
   of) Board of Education);
   Series 2007-1714, Refunding
   Unlimited Tax VRD GO
   (Acquired 04/12/07; Cost
   $13,050,000)
   3.79%, 12/01/18 (c)(f)(g)(h)        --     --           13,050     13,050,000
                                       ----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Chicago (City
   of) Project); Series
   2006-1776, Refunding
   Unlimited VRD GO
   (Acquired 05/16/07; Cost
   $6,565,000)
   3.79%, 01/01/37 (c)(f)(g)(h)        --     --            6,565      6,565,000
                                       ----   -------   ---------   ------------
Quincy (City of) (Blessing
   Hospital Project); Series
   2004, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 11/15/33 (b)(c)              A-1+   VMIG1         4,930      4,930,000
                                       ----   -------   ---------   ------------
Reset Option Ctfs. Trust II-R
   (University of Illinois);
   Series 2006-1076, VRD RB
   (Acquired 10/04/06; Cost
   $6,040,000)
   3.79%, 04/01/29 (c)(f)(g)           --     VMIG1         6,040     6,040,000
                                       ----   -------   ---------   ------------
Rochelle (City of) Hospital
   Facility (Rochelle Community
   Hospital Project); Series
   2004, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 08/01/34 (b)(c)              --     VMIG1         1,400      1,400,000
                                       ----   -------   ---------   ------------
Wachovia MERLOTs (Central Lake
   (County of) Joint Action
   Water Agency); Series 2003
   B18, VRD RB
   (Acquired 02/19/03; Cost
   $9,670,000)
   3.79%, 05/01/20 (c)(f)(g)           --     VMIG1         9,670      9,670,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           11

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
ILLINOIS-(CONTINUED)
Wachovia MERLOTs (Chicago (City
   of)); Series 2000 A12,
   Limited Tax VRD GO
   (Acquired 10/13/00; Cost
   $12,200,000)
   3.79%, 01/01/23 (c)(f)(g)           --     VMIG1     $  12,200   $ 12,200,000
                                       ----   -------   ---------   ------------
Wachovia MERLOTs (Regional
   Transportation Authority);
   Series 2002 A41, Unlimited
   Tax VRD GO
   (Acquired 07/25/02; Cost
   $17,505,000)
   3.79%, 06/01/17 (c)(f)(g)           --     VMIG1        17,505     17,505,000
                                       ----   -------   ---------   ------------
Wachovia MERLOTs (University of
   Illinois); Series 2000 S,
   VRD GO
   (Acquired 03/20/00; Cost
   $17,900,000)
   3.79%, 04/01/30 (c)(f)(g)           --     VMIG1        17,900     17,900,000
                                       ----   -------   ---------   ------------
Will (County of) (University of
   St. Francis); Series 2005,
   VRD RB (LOC-Fifth Third Bank)
   3.83%, 12/01/25 (b)(c)              --     VMIG1        10,900     10,900,000
                                       ----   -------   ---------   ------------
                                                                     590,772,096
                                                                    ------------
INDIANA-3.35%
ABN AMRO Munitops Ctfs. Trust
   (Indiana (State of) Bond
   Bank Special Program Bonds);
   Series 2003-21 D,
   Multi-State Non-AMT VRD RB
   (Acquired 04/26/07; Cost
   $7,020,000)
   3.79%, 08/01/11 (c)(f)(g)(h)        --     --            7,020      7,020,000
                                       ----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Indianapolis (City of)
   Local Public Improvement
   Bond Bank); Series 2002-7,
   Non-AMT VRD RB
   (Acquired 11/17/05; Cost
   $5,000,000)
   3.77%, 07/01/10 (c)(f)(g)           --     VMIG1         5,000      5,000,000
                                       ----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Wayne (Township of), Marion
   (County of) School Building
   Corp.); Series 2003-32,
   Multi-State Non-AMT VRD RB
   Ctfs.
   (Acquired 01/31/06; Cost
   $26,900,000)
   3.77%, 01/15/12 (c)(f)(g)(h)        --     --           26,900     26,900,000
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
INDIANA-(CONTINUED)
Franklin (County of) Economic
   Development (Sisters of St.
   Francis of Oldenburg
   Project); Series 1998, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 12/01/18 (b)(c)              A-1+   --        $     960   $    960,000
                                       ----   -------   ---------   ------------
Indiana (State of) Bond Bank;
   Series 2007 A, Advance
   Funding Program RN
   4.25%, 01/31/08                     SP-1+  --           12,250     12,287,630
                                       ----   -------   ---------   ------------
Indiana (State of) Development
   Finance Authority (Youth
   Opportunity Center, Inc.
   Project);
   Series 1998
   Educational Facilities VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 01/01/24(b)(c)               A-1+   --            4,700     4,700,000
                                       ----   -------   ---------   ------------
   Series 1999
   VRD IDR (LOC-JPMorgan Chase
   Bank, N.A.)
   3.83%, 01/01/29(b)(c)               A-1+   --            1,100      1,100,000
                                       ----   -------   ---------   ------------
Indiana (State of) Educational
   Facilities Authority (Marian
   College Project); Series
   2003, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.80%, 04/01/24 (b)(c)              --     VMIG1         1,000      1,000,000
                                       ----   -------   ---------   ------------
Indiana (State of) Educational
   Facilities Authority (Wabash
   College Project); Series
   2003, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.80%, 12/01/23 (b)(c)              --     VMIG1         7,555      7,555,000
                                       ----   -------   ---------   ------------
Indiana (State of) Health
   Facility Financing Authority
   (Clark Memorial Hospital);
   Series 2004 A, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 04/01/24 (b)(c)              --     VMIG1         3,000      3,000,000
                                       ----   -------   ---------   ------------
Indiana (State of) Health
   Facility Financing Authority
   (Community Hospitals
   Project); Series 1997 A, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 07/01/27 (b)(c)              A-1+   --           15,000     15,000,000
                                       ----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           12

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
INDIANA-(CONTINUED)
Indiana University (Trustees
   of); Series 2005, Commercial
   Paper Notes (LOC-JPMorgan
   Chase Bank, N.A.)
   3.72%, 09/12/07 (b)                 --     P-1       $  19,000   $ 19,000,000
                                       ----   -------   ---------   ------------
St. Joseph (County of) Economic
   Development (Holy Cross
   Village at Notre Dame
   Project); Series 2006 D, VRD
   RB (LOC-Allied Irish Banks
   PLC)
   3.76%, 05/15/39 (b)(c)(e)(h)        --     --            8,000      8,000,000
                                       ----   -------   ---------   ------------
Tippecanoe (County of) (Faith
   Properties Inc. Project)
   Series 2005, VRD RB
   (LOC-Regions Bank)
   3.76%, 11/01/30 (b)(c)(h)           --     --            6,475      6,475,000
                                       ----   -------   ---------   ------------
Wachovia MERLOTs (Porter
   (County of) Jail Building
   Corp.); Series 2001-A58,
   Refunding VRD RB
   (Acquired 01/11/07; Cost
   $9,385,000)
   3.79%, 07/10/21 (c)(f)(g)           --     VMIG1         9,385      9,385,000
                                       ----   -------   ---------   ------------
                                                                     127,382,630
                                                                    ------------
IOWA-1.05%
Iowa (State of) Finance
   Authority (Morningside
   College Project); Series
   2002, Private College
   Facility VRD RB (LOC-U.S.
   Bank, N.A.)
   3.80%, 10/01/32 (b)(c)              A-1+   --            1,785      1,785,000
                                       ----   -------   ---------   ------------
Iowa (State of) Higher
   Education Loan Authority
   (Graceland University);
   Series 2003, VRD RB
   (LOC-Bank of America, N.A.)
   3.78%, 02/01/33 (b)(c)              --     VMIG1         5,735      5,735,000
                                       ----   -------   ---------   ------------
Iowa (State of) Higher
   Education Loan Authority
   (Morningside College Private
   Education Working Capital
   Loan Program); Series 2007
   F, RAN (LOC-U.S. Bank, N.A.)
   4.50%, 05/20/08 (b)                 SP-1+  --            1,000      1,006,808
                                       ----   -------   ---------   ------------
Iowa (State of) Higher
   Education Loan Authority
   (University of Dubuque
   Private Education Working
   Capital Loan Program);
   Series 2007 C, RAN
   4.50%, 05/20/08                     SP-1   --            3,500      3,521,704
                                       ----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                       --------------    AMOUNT
                                       S&P    MOODY'S     (000)        VALUE
                                       ----   -------   ---------   ------------
IOWA-(CONTINUED)
Iowa (State of) Higher
   Education Loan Authority
   (University of Dubuque
   Project); Series 2004,
   Private College Facility VRD
   RB (LOC-Northern Trust Co.)
   3.96%, 05/01/29 (b)(c)              A-1+   --        $   5,540   $  5,540,000
                                       ----   -------   ---------   ------------
Iowa (State of) Higher
   Education Loan Authority;
   Series 1985, Private College
   Facilities VRD ACES
   (INS-MBIA Insurance Corp.)
   3.83%, 12/01/15 (c)(d)              A-1+   VMIG1         5,100      5,100,000
                                       ----   -------   ---------   ------------
Iowa (State of) School Cash
   Anticipation Program
   (Participating School
   Corporations of) Series
   2007-2008 A, Wts. Ctfs. RN
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 06/27/08 (d)                 --     MIG1         17,000     17,124,417
                                       ----   -------   ---------   ------------
                                                                      39,812,929
                                                                    ------------
KANSAS-0.54%
Eagle Tax-Exempt Trust
   (Wyandotte (County of)
   /Kansas City (City of)
   Unified Government Utility
   System); Series 2004-0038 A,
   VRD COP
   (Acquired 09/08/04; Cost
   $5,000,000)
   3.80%, 09/01/21 (c)(f)(g)           A-1+   --            5,000      5,000,000
                                       ----   -------   ---------   ------------
Lenexa (City of) Health Care
   Facility (Lakeview Village
   Inc.); Series 1997 A, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.75%, 05/15/26 (b)(c)               A-1   --            9,160      9,160,000
                                       ----   -------   ---------   ------------
Olathe (City of) Recreational
   Facilities (YMCA of Greater
   Kansas City Project); Series
   2002 B, VRD RB (LOC-Bank of
   America, N.A.)
   3.78%, 11/01/18 (b)(c)              --     VMIG1         3,215      3,215,000
                                       ----   -------   ---------   ------------
Wichita (City of) Recreational
   Facilities (YMCA of Wichita
   Project); Series 1998 XI,
   VRD RB (LOC-Bank of America,
   N.A.)
   (Acquired 03/10/06; Cost
   $3,300,000)
   3.78%, 08/01/09 (b)(c)(g)           A-1+   --            3,300      3,300,000
                                       ----   -------   ---------   ------------
                                                                      20,675,000
                                                                    ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           13

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
KENTUCKY-1.60%

Eagle Tax-Exempt Trust
   (Louisville & Jefferson
   (Counties of) Metropolitan
   Sewer District); Series
   2006-0053 A, VRD RB
   (Acquired 03/22/06; Cost
   $28,335,000)
   3.80%, 05/15/33 (c)(f)(g)          A-1+    --        $  28,335   $ 28,335,000
                                      -----   -------   ---------   ------------
Ewing (City of) Kentucky Area
   Development Districts
   Financing Trust; Series
   2000, Lease Acquisition
   Program VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.84%, 06/01/33 (b)(c)(k)          A-1+    --            1,841      1,841,000
                                      -----   -------   ---------   ------------
Kentucky (State of)
   Asset/Liability Commission
   General Fund; Series 2007 A,
   TRAN
   4.50%, 06/26/08                    SP-1+     MIG1       20,000     20,149,400
                                      -----   -------   ---------   ------------
Lexington (City of) Center
   Corp. Mortgage Revenue;
   Series 2001 A, VRD RB
   (INS-Ambac Assurance Corp.)
   3.80%, 10/01/21 (c)(d)             A-1+    --            3,000      3,000,000
                                      -----   -------   ---------   ------------
Newport (City of) Kentucky
   League of Cities Funding
   Trust; Series 2002, Lease
   Program VRD RB (LOC-U.S.
   Bank, N.A.)
   3.79%, 04/01/32 (b)(c)(k)          --      VMIG1         7,328      7,328,000
                                      -----   -------   ---------   ------------
                                                                      60,653,400
                                                                    ------------
LOUISIANA-0.37%

Louisiana (State of) Series
   1998-A, Refunding Unlimited
   GO (INS-Ambac Assurance Corp.)
   5.50%, 04/15/08 (d)                AAA     Aaa           5,000      5,067,750
                                      -----   -------   ---------   ------------
Louisiana (State of) Public
   Facilities Authority (GCGK
   Investments, L.L.C.
   Project); Series 2006, VRD
   RB (LOC-Regions Bank)
   3.77%, 05/01/26 (b)(c)             --      P-1           6,660      6,660,000
                                      -----   -------   ---------   ------------
Wachovia MERLOTs (Louisiana
   (State of)); Series 2006
   C-04, GO
   (Acquired 10/05/06; Cost
   $2,265,000)
   3.79%, 05/01/26 (c)(f)(g)          A-1+    --            2,265      2,265,000
                                      -----   -------   ---------   ------------
                                                                      13,992,750
                                                                    ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MAINE-0.16%

Maine (State of) Housing
   Authority; Series 2003 E-1,
   Non-AMT VRD Mortgage
   Purchase Bonds (INS-Ambac
   Assurance Corp.)
   3.76%, 11/15/32 (c)(d)             A-1+    VMIG1     $   6,100   $  6,100,000
                                      -----   -------   ---------   ------------
MARYLAND-0.98%

Baltimore (County of) (Blue
   Circle Inc. Project); Series
   1992, Economic Development
   Refunding VRD RB (LOC-BNP
   Paribas)
   3.83%, 12/01/17 (b)(c)(e)(k)       --      VMIG1         3,128      3,128,000
                                      -----   -------   ---------   ------------
Frederick (County of)
   Retirement Community
   (Buckingham's Choice Inc.
   Project); Series 1997 C, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.76%, 01/01/27 (b)(c)             A-1+    VMIG1         6,000      6,000,000
                                      -----   -------   ---------   ------------
Howard (County of) Economic
   Development (Norbel School
   Inc. Project); Series 2001,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 02/01/28 (b)(c)             --      VMIG1         4,785      4,785,000
                                      -----   -------   ---------   ------------
Maryland (State of) Economic
   Development Corp. (Prologue
   Inc. Project); Series 2005,
   Economic Development VRD RB
   (LOC-Bank of America, N.A.)
   3.75%, 06/01/31 (b)(c)             --      VMIG1         3,400      3,400,000
                                      -----   -------   ---------   ------------
Maryland (State of) Economic
   Development Corp. (YMCA of
   Central Maryland Inc.
   Project); Series 2003,
   Economic Development VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.77%, 04/01/28 (b)(c)             --      VMIG1         3,050      3,050,000
                                      -----   -------   ---------   ------------
Maryland (State of) Health &
   Higher Educational
   Facilities Authority (Glen
   Meadows Retirement
   Community); Series 1999 A,
   VRD RB (LOC-Wachovia Bank, N.A.)
   3.79%, 07/01/29 (b)(c)             A-1+    --            2,000      2,000,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           14

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MARYLAND-(CONTINUED)

Maryland (State of) Industrial
   Development Financing
   Authority (Baltimore
   International College
   Facility); Series 2005,
   Economic Development VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.77%, 11/01/30 (b)(c)             --      VMIG1     $   4,795   $  4,795,000
                                      -----   -------   ---------   ------------
Montgomery (County of)
   Consolidated Public
   Improvement; Series 2002,
   Commercial Paper BAN
   3.75%, 07/27/07                    A-1+    P-1          10,000     10,000,000
                                      -----   -------   ---------   ------------
                                                                      37,158,000
                                                                    ------------
MASSACHUSETTS-0.24%

Massachusetts (State of) Health
   & Educational Facilities
   Authority (Harvard
   University); Series 2003 EE,
   Unsec. Commercial Paper RN
   3.74%, 10/11/07                    A-1+    P-1           9,000      9,000,000
                                      -----   -------   ---------   ------------

MICHIGAN-4.43%

ABN AMRO Munitops Ctfs. Trust
   (Bay City (City of) School
   District); Series 2006-51,
   Non-AMT Unlimited Tax GO
   (Acquired 07/20/06; Cost
   $11,910,000)
   3.78%, 05/01/14 (c)(f)(g)(h)       --      --           11,910     11,910,000
                                      -----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Detroit (City of) School
   District); Series 2004-39,
   Unlimited Non-AMT VRD GO
   (Acquired 04/17/07; Cost
   $6,800,000)
   3.78%, 05/01/11 (c)(f)(g)(h)       --      --            6,800      6,800,000
                                      -----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Michigan (State of)
   Building Authority); Series
   2003-35, Non-AMT VRD RB
   (Acquired 09/29/05; Cost
   $13,595,000)
   3.78%, 10/15/11 (c)(f)(g)          --      VMIG1        13,595     13,595,000
                                      -----   -------   ---------   ------------
Detroit (City of) Economic
   Development Corp.
   (Waterfront Reclamation and
   Casino Development); Series
   1999 C, VRD RB (LOC-National
   City Bank)
   3.78%, 05/01/09 (b)(c)             A-1     P-1           1,005      1,005,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MICHIGAN-(CONTINUED)

Eagle Tax-Exempt Trust
   (Michigan (State of)
   Building Authority); Series
   2006-0142 A, COP
   (Acquired 11/15/06; Cost
   $9,090,000)
   3.80%, 10/15/36 (c)(f)(g)          A-1+    --        $   9,090   $  9,090,000
                                      -----   -------   ---------   ------------
Kalamazoo (City of) Economic
   Development Corporation
   (Friendship Village of
   Kalamazoo); Series 1997 B,
   Limited Obligation VRD RB
   (LOC-Fifth Third Bank)
   3.76%, 05/15/27 (b)(c)             A-1+    --            2,900      2,900,000
                                      -----   -------   ---------   ------------
Marquette (City of) Hospital
   Finance Authority (Marquette
   General Hospital Group);
   Series 2004 A, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.83%, 07/01/09 (b)(c)             A-1+    --              740        740,000
                                      -----   -------   ---------   ------------
Michigan (State of) Higher
   Education Facilities
   Authority (Davenport
   University Project); Series
   2004, Limited Obligation VRD
   RB (LOC-Fifth Third Bank)
   3.77%, 06/01/34 (b)(c)             A-1+    --            3,400      3,400,000
                                      -----   -------   ---------   ------------
Michigan (State of) Hospital
   Finance Authority
   (Healthcare Equipment Loan
   Program);
   Series 2006 C
   VRD RB (LOC-Fifth Third Bank)
   3.77%, 12/01/32(b)(c)              A-1+    --            4,000      4,000,000
                                      -----   -------   ---------   ------------
   Series 2007 C
   VRD RB (LOC-Fifth Third Bank)
   3.77%, 12/01/32(b)(c)              A-1+    --            2,500      2,500,000
                                      -----   -------   ---------   ------------
Michigan (State of) Housing
   Development Authority (JAS
   Non-Profit Housing Corp.
   VI); Series 2000, Limited
   Obligation VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   3.83%, 06/01/25 (b)(c)             A-1+    --            1,050      1,050,000
                                      -----   -------   ---------   ------------
Michigan (State of) Municipal
   Bond Authority; Series 2006
   B-2, RN (LOC-Bank of Nova
   Scotia)
   4.50%, 08/20/07 (b)(e)             SP-1+   --           15,000     15,015,921
                                      -----   -------   ---------   ------------
Michigan (State of) Strategic
   Fund (Van Andel Research
   Institute Project);
   Series 1997
   Limited Tax VRD RB
   (LOC-LaSalle Bank N.A.)
   3.80%, 11/01/27(b)(c)              A-1     --            5,300      5,300,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           15

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MICHIGAN-(CONTINUED)
   Series 2001
   Limited Tax VRD RB
   (LOC-LaSalle Bank N.A.)
   3.80%, 12/01/21(b)(c)              A-1     --        $   1,000   $  1,000,000
                                      -----   -------   ---------   ------------
Michigan (State of) Strategic
   Fund (YMCA of Metropolitan
   Detroit Project); Series
   2001, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.78%, 05/01/31 (b)(c)             A-1+    --              600        600,000
                                      -----   -------   ---------   ------------
Michigan (State of); Series
   2007 A, Full Faith & Credit
   Unlimited TAN GO (LOC-Depfa
   Bank PLC)
   4.25%, 09/28/07 (b)                SP-1+   MIG1         23,400     23,430,481
                                      -----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Detroit (City
   of) Water Supply System);
   Series 2006-1683 A, Sr. Lien
   RB
   (Acquired 05/10/07; Cost
   $13,275,000)
   3.83%, 07/01/25 (c)(f)(g)          A-1     --           13,275     13,275,000
                                      -----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Michigan
   (State of) Hospital Finance
   Authority); Series
   2006-1645, Refunding VRD RB
   (Acquired 05/14/07; Cost
   $7,050,000)
   3.79%, 11/15/36 (c)(f)(g)          A-1     --            7,050      7,050,000
                                      -----   -------   ---------   ------------
Oakland (County of) Economic
   Development Corp. (Rochester
   College Project); Series
   2001, Limited Obligation VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.83%, 08/01/21 (b)(c)(k)          --      VMIG1         5,350      5,350,000
                                      -----   -------   ---------   ------------
Wachovia MERLOTs (Detroit (City
   of) Water Supply System);
   Series 2000 D, VRD RB
   (Acquired 01/21/00; Cost
   $18,995,000)
   3.79%, 07/01/29 (c)(f)(g)          --      VMIG1        18,995     18,995,000
                                      -----   -------   ---------   ------------
Wachovia MERLOTs (Michigan
   (State of) Hospital Finance
   Authority); Series 1997 X,
   VRD RB
   (Acquired 12/12/03; Cost
   $15,000,000)
   3.79%, 08/15/24 (c)(f)(g)          --      VMIG1        15,000     15,000,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MICHIGAN-(CONTINUED)

Wachovia MERLOTs (Michigan
   (State of) Trunk Line Fund);
   Series 2006 B-02, VRD RB
   (Acquired 06/30/06; Cost $
   6,455,000)
   3.79%, 11/01/21 (c)(f)(g)          A-1+    --        $   6,455   $  6,455,000
                                      -----   -------   ---------   ------------
                                                                     168,461,402
                                                                    ------------
MINNESOTA-1.27%

JPMorgan PUTTERs (Minnesota
   (State of) Public Facilities
   Authority); Series 2002-319,
   VRD Drinking Water COP
   (Acquired 07/31/03; Cost
   $13,870,000)
   3.79%, 03/01/21 (c)(f)(g)(i)       A-1+    --           13,870     13,870,000
                                      -----   -------   ---------   ------------
Minnesota (State of) Higher
   Education Facilities
   Authority (University of St.
   Thomas); Series 2004 Five-Z,
   VRD RB (LOC-LaSalle Bank
   N.A.)
   3.76%, 10/01/29 (b)(c)             --      VMIG1         9,000      9,000,000
                                      -----   -------   ---------   ------------
Minnesota (State of) Rural
   Water Finance Authority
   (Public Projects
   Construction); Series 2006,
   RN
   4.75%, 09/01/07                    --      MIG1          4,000      4,006,796
                                      -----   -------   ---------   ------------
Rochester (City of) Health Care
   Facilities (Mayo Foundation);
   Series 2000 B
   Commercial Paper RB
   3.70%, 10/11/07                    A-1+    --           11,500     11,500,000
                                      -----   -------   ---------   ------------
   3.72%, 10/11/07                    A-1+    --           10,000     10,000,000
                                      -----   -------   ---------   ------------
                                                                      48,376,796
                                                                    ------------
MISSISSIPPI-1.71%

ABN AMRO Munitops Ctfs. Trust
   (Mississippi (State of)
   Development Bank); Series
   2002-22, Multi-State Non-AMT
   VRD Ctfs.
   (Acquired 09/10/03;
   Cost $9,995,000)
   3.79%, 09/01/10 (c)(f)(g)             --    VMIG1        9,995      9,995,000
                                      -----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Mississippi (State of));
   Series 2002-6018 A,
   Unlimited Tax VRD COP
   (Acquired 11/20/02; Cost
   $3,200,000)
   3.80%, 11/01/22 (c)(f)(g)          A-1+    --            3,200      3,200,000
                                      -----   -------   ---------   ------------
Jackson (County of) Water
   System; Series 1994,
   Refunding Unlimited Tax VRD
   GO
   3.60%, 11/01/24 (c)                --      VMIG1        12,840     12,840,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           16

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MISSISSIPPI-(CONTINUED)

Mississippi (State of) Business
   Finance Corp. (CPX Gulfport
   ES OPAG, LLC Project);
   Series 2007 A, VRD RB
   (LOC-Wachovia Bank N.A.)
   3.78%, 04/01/37 (b)(c)             --      VMIG1     $  12,300   $ 12,300,000
                                      -----   -------   ---------   ------------
Mississippi (State of) Business
   Finance Corp. (St. Andrews
   Episcopal Day School
   Project); Series 2003, VRD
   RB (LOC-Allied Irish Banks PLC)
   3.76%, 07/01/25 (b)(c)(e)          --      VMIG1         3,540      3,540,000
                                      -----   -------   ---------   ------------
Mississippi (State of) Business
   Finance Corp. (Tindall Corp.
   Project); Series 2007, Adj.
   Mode Gulf Opportunity Zone
   RB (LOC-Wachovia Bank N.A.)
   3.76%, 04/01/28 (b)(c)             --      VMIG1        23,000     23,000,000
                                      -----   -------   ---------   ------------
                                                                      64,875,000
                                                                    ------------
MISSOURI-0.91%

ABN AMRO Munitops Ctfs. Trust
   (Springfield (City of)
   School District R-12);
   Series 2006-31, Non-AMT
   Unlimited VRD GO
   (Acquired 04/26/07; Cost
   $12,995,000)
   3.78%, 03/01/14 (c)(f)(g)(h)       --         --        12,995     12,995,000
                                      -----   -------   ---------   ------------
Jackson (County of) Industrial
   Development Authority
   Recreational Facilities
   (YMCA of Greater Kansas City
   Project); Series 2002 A, VRD
   IDR (LOC-Bank of America,
   N.A.)
   3.78%, 11/01/18 (b)(c)             --      VMIG1         3,300      3,300,000
                                      -----   -------   ---------   ------------
Missouri (State of) Development
   Finance Board (Center of
   Creative Arts Project);
   Series 2004, Cultural
   Facilities VRD RB
   (LOC-National City Bank of
   the Midwest)
   3.79%, 07/01/24 (b)(c)             --      VMIG1         1,750      1,750,000
                                      -----   -------   ---------   ------------
Missouri (State of) Health &
   Educational Facilities
   Authority (Missouri Health
   System Project Pooled
   Hospital); Series 1999 B,
   Health Facilities VRD RB
   (LOC-KBC Bank N.V.)
   3.75%, 08/01/29 (b)(c)(e)          A-1+    --            6,465      6,465,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
MISSOURI-(CONTINUED)

Missouri (State of) Health &
   Educational Facilities
   Authority (The Washington
   University); Series 1985 B,
   VRD RB
   3.83%, 09/01/10 (c)                A-1+    VMIG1     $     900   $    900,000
                                      -----   -------   ---------   ------------
Platte (County of) Industrial
   Development Authority
   (Southern Platte County
   Athletic Assoc. Inc.);
   Series 2005 A, Recreational
   Facilities VRD IDR (LOC-Bank
   of America, N.A.)
   3.75%, 10/01/25 (b)(c)             --      VMIG1         2,140      2,140,000
                                      -----   -------   ---------   ------------
St. Louis (County of)
   Industrial Development
   Authority (Westport Station
   Apartments); Series 2006,
   Refunding Multi-Family
   Housing VRD IDR (CEP-Federal
   National Mortgage
   Association)
   3.78%, 04/15/27 (c)                A-1+    --            4,970      4,970,000
                                      -----   -------   ---------   ------------
St. Louis (County of)
   Industrial Development
   Authority (Whitfield School
   Inc.); Series 2004 B,
   Educational Facilities
   Refunding VRD IDR (LOC-U.S.
   Bank, N.A.)
   3.78%, 06/15/24 (b)(c)             A-1+    --            2,055      2,055,000
                                      -----   -------   ---------   ------------
                                                                      34,575,000
                                                                    ------------
MONTANA-0.35%

Montana (State of) Facility
   Finance Authority (Mission
   Ridge Project); Series 2002,
   VRD RB (LOC-LaSalle Bank N.A.)
   3.75%, 08/01/27 (b)(c)(h)(k)       --      --           13,150     13,150,000
                                      -----   -------   ---------   ------------

NEBRASKA-3.08%

ABN AMRO Munitops Ctfs. Trust
   (Omaha (City of) Public
   Power District);
   Series 2006-65 A
   Non-AMT VRD RB
   (Acquired 04/12/07; Cost
   $10,000,000) 3.79%,
   02/01/15(c)(f)(g)(h)               --      --           10,000     10,000,000
                                      -----   -------   ---------   ------------
   Series 2007-45 AA
   Non-AMT VRD RB
   (Acquired 04/19/07; Cost
   $22,500,000) 3.79%,
   08/01/13(c)(f)(g)(h)               --      --           22,500     22,500,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           17

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
NEBRASKA-(CONTINUED)

JPMorgan PUTTERs (Nebraska
   (State of) Public Power
   District); Series 2006-1609
   A, VRD RB
   (Acquired 02/07/07; Cost
   $5,690,000)
   3.80%, 01/01/13 (c)(f)(g)          A-1+    --        $   5,690   $  5,690,000
                                      -----   -------   ---------   ------------
Nebhelp Inc.;
   Series 1985 A
   Multi-Mode VRD RB (INS-MBIA
   Insurance Corp.)
   3.80%, 12/01/15(c)(d)              A-1+    VMIG1        14,475     14,475,000
                                      -----   -------   ---------   ------------
   Series 1985 B
   Multi-Mode VRD RB (INS-MBIA
   Insurance Corp.)
   3.80%, 12/01/15(c)(d)              A-1+    VMIG1        15,895     15,895,000
                                      -----   -------   ---------   ------------
   Series 1985 D
   Multi-Mode VRD RB (INS-MBIA
   Insurance Corp.)
   3.80%, 12/01/15(c)(d)              A-1+    VMIG1        19,865     19,865,000
                                      -----   -------   ---------   ------------
   Series 1985 E
   Multi-Mode VRD RB (INS-MBIA
   Insurance Corp.)
   3.80%, 12/01/15(c)(d)              A-1+    VMIG1        28,635     28,635,000
                                      -----   -------   ---------   ------------
                                                                     117,060,000
                                                                    ------------
NEVADA-0.47%

ABN AMRO Munitops Ctfs. Trust
   (Henderson (City of)) Series
   2004-43, Multi-State Non-AMT
   VRD GO Ctfs.
   (Acquired 03/28/06; Cost
   $6,500,000)
   3.79%, 12/01/12 (c)(f)(g)          --      VMIG1         6,500      6,500,000
                                      -----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Washoe (County of)); Series
   2001-24, Refunding VRD
   Limited Tax Single Asset
   Trust Ctfs.
   (Acquired 06/21/01; Cost
   $6,500,000)
   3.79%, 07/01/09 (c)(f)(g)          --      VMIG1         6,500      6,500,000
                                      -----   -------   ---------   ------------
Washoe (County of) School
   District Series 2001,
   Refunding Limited Tax GO
   (INS-Financial Guaranty
   Insurance Co.)
   4.75%, 06/01/08 (d)                AAA     Aaa           5,000      5,043,512
                                      -----   -------   ---------   ------------
                                                                      18,043,512
                                                                    ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
NEW HAMPSHIRE-0.42%

Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (New Hampshire
   (State of) Higher
   Educational & Health
   Facilities Authority);
   Series 2001-772
   Refunding VRD RB
   (Acquired 01/22/03; Cost
   $4,780,000) 3.79%,
   01/01/17(c)(f)(g)                  A-1     --        $   4,780   $  4,780,000
                                      -----   -------   ---------   ------------
   Series 2001-866
   Refunding VRD RB
   (Acquired 10/23/03; Cost
   $6,885,000) 3.79%,
   08/15/21(c)(f)(g)                  A-1     --            6,885      6,885,000
                                      -----   -------   ---------   ------------
New Hampshire (State of) Health
   & Educational Facilities
   Authority (Southern New
   Hampshire Medical Center);
   Series 2001, VRD RB
   (LOC-Bank of America, N.A.)
   3.78%, 10/01/30 (b)(c)             --      VMIG1         4,480      4,480,000
                                      -----   -------   ---------   ------------
                                                                      16,145,000
                                                                    ------------
NEW MEXICO-1.17%

Albuquerque (City of)
   Educational Facilities
   (Albuquerque Academy
   Project); Series 2002, RB
   3.77%, 10/15/16 (c)                --      VMIG1        15,500     15,500,000
                                      -----   -------   ---------   ------------
New Mexico (State of) Finance
   Authority (University of New
   Mexico Health Sciences
   Center Project); Series 2004
   B, VRD Cigarette Tax RB
   (INS-MBIA Insurance Corp.)
   3.80%, 04/01/19 (c)(d)             A-1+    VMIG1         4,630      4,630,000
                                      -----   -------   ---------   ------------
New Mexico (State of) Highway
   Commission; Series 2001 A,
   Sr. Sub. Lien Tax Highway RB
   5.00%, 06/15/08                    AAA     Aa2           9,335      9,447,049
                                      -----   -------   ---------   ------------
New Mexico (State of) Hospital
   Equipment Loan Council
   (Dialysis Clinic, Inc.
   Project); Series 2000, VRD
   RB (LOC-SunTrust Bank)
   3.76%, 07/01/25 (b)(c)             --      VMIG1         5,000      5,000,000
                                      -----   -------   ---------   ------------
New Mexico (State of); Series
   2007-2008, TRAN
   4.50%, 06/30/08                    SP-1+   MIG1         10,000     10,074,700
                                      -----   -------   ---------   ------------
                                                                      44,651,749
                                                                    ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           18

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
NEW YORK-0.96%

Eagle Tax-Exempt Trust (New
   York (State of) Thruway
   Authority); Series 2006-0111
   A, VRD RB
   (Acquired 05/03/06; Cost
   $12,000,000)
   3.79%, 01/01/32 (c)(f)(g)          A-1+    --        $  12,000   $ 12,000,000
                                      -----   -------   ---------   ------------
New York (City of) Metropolitan
   Transportation Authority;
   Series 2007 CP-1, Subseries
   A, Commercial Paper BAN
   (LOC-ABN AMRO Bank N.V.)
   3.65%, 07/10/07 (b)(e)             A-1+    P-1          10,000     10,000,000
                                      -----   -------   ---------   ------------
New York (State of); Series
   2000 B, Unlimited Tax VRD GO
   (LOC-Dexia Bank S.A.)
   3.58%, 03/15/30 (b)(c)(e)          A-1+    VMIG1        14,600     14,600,000
                                      -----   -------   ---------   ------------
                                                                      36,600,000
                                                                    ------------
NORTH CAROLINA-3.38%

Charlotte (City of) Water &
   Sewer System;
   Series 2004
   Commercial Paper BAN
   3.62%, 10/16/07                    A-1+    P-1          10,000     10,000,000
                                      -----   -------   ---------   ------------
   3.69%, 11/01/07                    A-1+    P-1          18,075     18,075,000
                                      -----   -------   ---------   ------------
Eagle Tax-Exempt Trust (North
   Carolina (State of) Capital
   Facilities Finance Agency
   (Duke University Project));
   Series 2006-0139 A, RB
   (Acquired 11/09/06; Cost
   $3,400,000)
   3.80%, 10/01/41 (c)(f)(g)          A-1+    --            3,400      3,400,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Barton College);
   Series 2004, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust Co.)
   3.77%, 07/01/19 (b)(c)             --      VMIG1         5,165      5,165,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Forsyth Country Day
   School); Series 2005,
   Educational Facilities VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 12/01/31 (b)(c)             --      VMIG1         2,500      2,500,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Guilford College);
   Series 2005 B, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust Co.)
   3.77%, 09/01/35 (b)(c)             --      VMIG1         7,000      7,000,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)
   Capital Facilities Finance
   Agency (High Point
   University Project); Series
   2006, Educational Facilities
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 12/01/28 (b)(c)             A-1+    --        $   4,150   $  4,150,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Salem Academy &
   College Project); Series
   2005, Educational Facilities
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 08/01/30 (b)(c)             --      VMIG1         2,400      2,400,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Capital Facilities Finance
   Agency (Triangle Aquatic
   Center Project); Series
   2006, VRD RB (LOC-Wachovia
   Bank N.A.)
   3.79%, 08/01/28 (b)(c)             --      VMIG1         1,225      1,225,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Medical Care Commission
   (Carolina Meadows Inc.
   Project); Series 2004,
   Health Care Facilities VRD
   RB (LOC-Allied Irish Banks PLC)
   3.75%, 12/01/34 (b)(c)(e)          --      VMIG1         4,900      4,900,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Medical Care Commission
   (Person Memorial Hospital);
   Series 2005, Health Care
   Facilities VRD RB
   (LOC-Branch Banking & Trust Co.)
   3.77%, 01/01/35 (b)(c)             --      VMIG1        14,310     14,310,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Medical Care Commission
   (Southeastern Regional
   Medical Center); Series
   2005, Hospital VRD RB
   (LOC-Branch Banking & Trust Co.)
   3.77%, 06/01/37 (b)(c)             --      VMIG1         3,700      3,700,000
                                      -----   -------   ---------   ------------
North Carolina (State of)
   Medical Care Commission
   (Westcare Health System);
   Series 2002 A, Hospital VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.77%, 09/01/22 (b)(c)             --      VMIG1         9,900      9,900,000
                                      -----   -------   ---------   ------------
Union (County of);
   Series 2004
   Commercial Paper GO BAN
   3.70%, 12/04/07                    A-1+    P-1           7,500      7,500,000
                                      -----   -------   ---------   ------------
   3.78%, 12/04/07                    A-1+    P-1          15,500     15,500,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           19

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
NORTH CAROLINA-(CONTINUED)

University of North Carolina at
   Chapel Hill Board of
   Governors;
   Series 2007 B
   Commercial Papers Bonds
   3.73%, 01/15/08                    A-1+    P-1       $  15,500   $ 15,500,000
                                      -----   -------   ---------   ------------
   3.75%, 01/15/08                    A-1+    P-1           3,300      3,300,000
                                      -----   -------   ---------   ------------
                                                                     128,525,000
                                                                    ------------

OHIO-2.65%

ABN AMRO Munitops Ctfs. Trust
   (Olentangy Local School
   District); Series 2006-04,
   Multi-State Non-AMT VRD GO Ctfs.
   (Acquired 02/16/06; Cost
   $2,865,000)
   3.78%, 06/01/14 (c)(f)(g)          --      VMIG1         2,865      2,865,000
                                      -----   -------   ---------   ------------
Cambridge (City of) Hospital
   Facilities (Southeastern
   Ohio Regional Medical Center
   Project); Series 2001,
   Refunding & Improvement VRD
   RB (LOC-National City Bank)
   3.75%, 12/01/21 (b)(c)             --      VMIG1        10,015     10,015,000
                                      -----   -------   ---------   ------------
Centerville (City of) Health
   Care (Bethany Lutheran
   Village Continuing Care
   Facility Expansion Project);
   Series 1993
   VRD RB (LOC-National City
   Bank)
   3.78%, 11/01/13(b)(c)              --      VMIG1         3,350      3,350,000
                                      -----   -------   ---------   ------------
   Series 1994
   Health Care VRD RB
   (LOC-National City Bank)
   3.78%, 11/01/13(b)(c)              --      VMIG1         2,775      2,775,000
                                      -----   -------   ---------   ------------
Cleveland-Cuyahoga (County of)
   Port Authority Economic
   Development (Carnegie/96th
   Research Building Project);
   Series 2003, VRD RB
   (LOC-Fifth Third Bank)
   3.80%, 01/01/33 (b)(c)             A-1+    VMIG1         6,700      6,700,000
                                      -----   -------   ---------   ------------
Cleveland-Cuyahoga (County of)
   Port Authority Economic
   Development (Euclid/93rd
   Garage & Office); Series
   2003, VRD RB (LOC-Fifth
   Third Bank)
   3.80%, 01/01/34 (b)(c)             A-1+    VMIG1         6,675      6,675,000
                                      -----   -------   ---------   ------------
Cuyahoga (County of) (Cleveland
   Clinic Health System
   Obligated Group); Series
   2003 B, Commercial Paper RB
   (LOC-Bank of America, N.A.)
   3.65%, 07/09/07 (b)                A-1+    VMIG1         7,800      7,800,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
OHIO-(CONTINUED)

Cuyahoga (County of) Health
   Care Facilities (Eliza
   Jennings Home Project);
   Series 2001, VRD RB
   (LOC-LaSalle Bank N.A.)
   3.76%, 02/01/31 (b)(c)             A-1     --        $   4,400   $  4,400,000
                                      -----   -------   ---------   ------------
Franklin (County of) (The
   Childrens Hospital); Series
   2005 B, Refunding Hospital
   VRD RB (INS-Financial
   Guaranty Insurance Co.)
   3.80%, 05/01/29 (c)(d)             --      VMIG1        23,435     23,435,000
                                      -----   -------   ---------   ------------
Franklin (County of) Health
   Care Facilities (The Chelsea
   at First Community Village);
   Series 2005, Refunding &
   Improvement VRD RB (LOC-KBC
   Bank N.V.)
   3.75%, 03/01/36 (b)(c)(e)          A-1+    --            5,000      5,000,000
                                      -----   -------   ---------   ------------
Mahoning (County of) Hospital
   Facilities (Forum Health
   Obligated Group); Series
   2002 B, VRD RB (LOC-Fifth
   Third Bank)
   3.76%, 12/01/27 (b)(c)             --      VMIG1         5,800      5,800,000
                                      -----   -------   ---------   ------------
Marion (County of) (Pooled
   Lease Program); Series 1990,
   Hospital Improvement VRD RB
   (LOC-JPMorgan Chase Bank, N.A.)
   3.79%, 08/01/20 (b)(c)             A-1+    --            1,485      1,485,000
                                      -----   -------   ---------   ------------
Montgomery (County of) (Society
   of St. Vincent DePaul);
   Series 1996, Limited
   Obligation VRD RB
   (LOC-National City Bank)
   3.75%, 12/01/10 (b)(c)             A-1     --              935        935,000
                                      -----   -------   ---------   ------------
Ohio (State of) Economic
   Development (YMCA of Greater
   Cincinnati Project); Series
   2001, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.80%, 11/01/21 (b)(c)             A-1+    --            6,780      6,780,000
                                      -----   -------   ---------   ------------
Richland (County of) Health
   Care Facilities (Wesleyan
   Senior Living Obligated
   Group); Series 2004 A,
   Refunding Taxable
   Convertible RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.76%, 11/01/27 (b)(c)             A-1+    --           12,675     12,675,000
                                      -----   -------   ---------   ------------
                                                                     100,690,000
                                                                    ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           20

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
OKLAHOMA-1.96%

Oklahoma (County of) Finance
   Authority (Oxford Oaks,
   Watersedge & Gardens at
   Reding Apartments Projects);
   Series 2000, Refunding
   Multi-Family Housing VRD RB
   (CEP-Federal National
   Mortgage Association)
   3.75%, 07/15/30 (c)(k)             A-1+    --        $  24,624   $ 24,624,000
                                      -----   -------   ---------   ------------
Oklahoma (State of) Development
   Finance Authority (Capitol
   Dome Project); Series 2001,
   VRD RB (LOC-Bank of America,
   N.A.)
   3.83%, 06/01/11 (b)(c)             A-1+    --            1,865      1,865,000
                                      -----   -------   ---------   ------------
Oklahoma (State of) Water
   Resources Board;
   Series 1995
   State Loan Program VRD RB
   3.65%, 09/01/24(c)                 A-1+    --            5,385      5,385,000
                                      -----   -------   ---------   ------------
   Series 1997
   State Loan Project VRD RB
   3.65%, 09/01/26(c)                 A-1+    --            3,000      3,000,000
                                      -----   -------   ---------   ------------
   Series 2001
   State Loan Program VRD RB
   3.70%, 10/01/34(c)(i)              NRR     --            5,000      5,000,000
                                      -----   -------   ---------   ------------
   Series 2003 A
   State Loan Program VRD RB
   3.70%, 10/01/36(c)(i)              A-1+    --            7,860      7,860,000
                                      -----   -------   ---------   ------------
Tulsa (County of) Industrial
   Authority;
   Series 2003 A
   Capital Improvements VRD RB
   3.70%, 05/15/17(c)                 A-1+    --           23,600     23,600,000
                                      -----   -------   ---------   ------------
   Series 2006 D
   Capital Improvements RB
   (INS-Financial Securities
   Assurance Inc.)
   4.25%, 07/01/07(d)                 AAA     --            3,050      3,050,000
                                      -----   -------   ---------   ------------
                                                                      74,384,000
                                                                    ------------
OREGON-0.30%

Oregon (State of) Health &
   Science University (OHSU
   Medical Group Project);
   Series 2004 B, Special VRDRB
   (LOC-Bank of New York &
   California State Teachers
   Retirement System)
   3.72%, 07/01/33 (b)(c)             A-1+    VMIG1        11,350     11,350,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
PENNSYLVANIA-4.80%

ABN AMRO Munitops Ctfs. Trust
   (Pennsylvania (State of)
   Public School Building
   Authority); Series 2003-24,
   Non-AMT VRD Ctfs.
   (Acquired 03/08/04; Cost
   $16,500,000)
   3.77%, 06/01/11 (c)(f)(g)          --      VMIG1     $  16,500   $ 16,500,000
                                      -----   -------   ---------   ------------
ABN AMRO Munitops Ctfs. Trust
   (Reading (City of) School
   District); Series 2003-20,
   Non-AMT VRD Ctfs.
   (Acquired 03/02/05; Cost
   $4,225,000)
   3.78%, 07/15/11 (c)(f)(g)(h)       --      --            4,225      4,225,000
                                      -----   -------   ---------   ------------
Allegheny (County of) Hospital
   Development Authority
   (Presbyterian-University
   Hospital);
   Series 1988 B-2
   Hospital Development VRD
   ACES (LOC-JPMorgan Chase
   Bank, N.A.)
   3.80%, 03/01/18(b)(c)              --      VMIG1         1,065      1,065,000
                                      -----   -------   ---------   ------------
   Series 1988 B-3
   Hospital Development VRD
   ACES (LOC-JPMorgan Chase
   Bank, N.A.)
   3.80%, 03/01/18(b)(c)              --      VMIG1         4,640      4,640,000
                                      -----   -------   ---------   ------------
Bethlehem (City of) Area School
   District (Northhampton &
   Lehigh (Counties of));
   Series 2007, Unlimited Tax
   VRD GO (INS-Financial
   Security Assurance Inc.)
   3.76%, 01/01/32 (c)(d)             A-1+    --           17,000     17,000,000
                                      -----   -------   ---------   ------------
Chartiers Valley (Community of)
   Industrial & Commercial
   Development Authority
   (Asbury Villas); Series 2000
   B, VRD IDR (LOC-Fifth Third
   Bank)
   3.78%, 12/01/30 (b)(c)             A-1     --            8,950      8,950,000
                                      -----   -------   ---------   ------------
Chester (County of) Health &
   Education Facilities
   Authority (Jenners Pond
   Project); Series 2006, VRD
   RB (LOC-Citizens Bank of
   Pennsylvania)
   3.74%, 07/01/34 (b)(c)             --      VMIG1        19,450     19,450,000
                                      -----   -------   ---------   ------------
Cumberland (County of)
   Municipal Authority
   (Dickinson College); Series
   1996 B, VRD RB (LOC-Citizens
   Bank of Pennsylvania)
   3.63%, 11/01/26 (b)(c)             A-1+    --            4,100      4,100,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           21

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
PENNSYLVANIA-(CONTINUED)

Delaware (County of) Authority
   (Dunwoody Village); Series
   2006, VRD RB (LOC-Citizens
   Bank of Pennsylvania)
   3.74%, 04/01/30 (b)(c)             A-1+    --        $   4,500   $  4,500,000
                                      -----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Delaware Valley Regional
   Finance Authority);
   Series 2001-3801 A VRD COP
   (Acquired 06/04/01; Cost
   $8,900,000) 3.80%,
   08/01/28(c)(f)(g)                  A-1+    --            8,900      8,900,000
                                      -----   -------   ---------   ------------
   Series 2004-0026 A VRD RB
   (Acquired 08/01/06; Cost
   $5,490,000) 3.80%,
   08/01/28(c)(f)(g)                  A-1+    --            5,490      5,490,000
                                      -----   -------   ---------   ------------
Eagle Tax-Exempt Trust
   (Pennsylvania (State of)
   Public School Building
   Authority); Series 2006-0161
   A, VRD RB
   (Acquired 12/27/06; Cost
   $10,000,000)
   3.80%, 06/01/33 (c)(f)(g)          A-1+    --           10,000     10,000,000
                                      -----   -------   ---------   ------------
Franklin (County of) Industrial
   Development Authority
   (Chambersburg Hospital
   Obligated Group Projects);
   Series 2000, Health Care VRD
   IDR (INS-Ambac Assurance Corp.)
   3.78%, 12/01/24 (c)(d)             A-1+    --            4,545      4,545,000
                                      -----   -------   ---------   ------------
Luzerne (County of) Industrial
   Development Authority
   (Methodist Homes for the
   Aging of the Wyoming
   Conference); Series 2003,
   VRD IDR (LOC-Bank of New York)
   3.77%, 02/01/29 (b)(c)             A-1+    --            3,000      3,000,000
                                      -----   -------   ---------   ------------
Montgomery (County of) Higher
   Education & Health Authority
   (Liberty Lutheran Services);
   Series 2004, VRD RB
   (LOC-Bank of America, N.A.)
   3.73%, 05/01/34 (b)(c)             A-1+    --           12,490     12,490,000
                                      -----   -------   ---------   ------------
Pennsylvania (State of)
   Economic Development
   Financing Authority
   (Meadville Medical Center);
   Series 2006 A3, Treasury
   Department Hospital VRD RB
   (LOC-National City Bank)
   3.75%, 06/01/21 (b)(c)             --      VMIG1         1,900      1,900,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of) Higher
   Educational Facilities
   Authority (Washington &
   Jefferson Development
   Corp.); Series 2005 A, VRD
   RB (LOC-UniCredito Italiano
   S.p.A.)
   3.76%, 11/01/36 (b)(c)(e)          --      VMIG1     $   3,000   $  3,000,000
                                      -----   -------   ---------   ------------
Philadelphia (City of) Gas
   Works; Series 2004 A-2,
   Fifth VRD RB (LOC-Bank of
   Nova Scotia, JPMorgan Chase
   Bank, N.A.)
   3.80%, 09/01/34 (b)(c)(e)          A-1+    VMIG1         9,500      9,500,000
                                      -----   -------   ---------   ------------
Philadelphia (City of)
   Hospitals & Higher Education
   Facilities Authority (Temple
   University Health System);
   Series 2005 A, Hospital VRD
   RB (LOC-Wachovia Bank, N.A.)
   3.75%, 07/01/27 (b)(c)             A-1+    VMIG1        11,400     11,400,000
                                      -----   -------   ---------   ------------
Philadelphia (City of)
   Industrial Development
   Authority (Pennsylvania
   School for the Deaf); Series
   2002, VRD IDR (LOC-Citizens
   Bank of Pennsylvania)
   3.78%, 11/01/32 (b)(c)             --      VMIG1         2,785      2,785,000
                                      -----   -------   ---------   ------------
Philadelphia (City of) School
   District; Series 2007-2008
   A, Unlimited Tax TRAN GO
   (LOC-Bank of America, N.A.)
   4.50%, 06/27/08 (b)                SP-1+   MIG1         18,000     18,132,480
                                      -----   -------   ---------   ------------
Wachovia MERLOTs (Scranton &
   Lackawanna Health & Welfare
   Authority); Series 2002
   A-18, VRD RB
   (Acquired 02/15/07; Cost
   $3,830,000)
   3.79%, 03/01/15 (c)(f)(g)          --      VMIG1         3,830      3,830,000
                                      -----   -------   ---------   ------------
Washington (County of) Hospital
   Authority (The Washington
   Hospital Project); Series
   2007 A, VRD RB (LOC-Wachovia
   Bank N.A.)
   3.80%, 07/01/37 (b)                --      VMIG1         7,000      7,000,000
                                      -----   -------   ---------   ------------
                                                                     182,402,480
                                                                    ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           22

TAX-FREE CASH RESERVE PORTFOLIO

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
RHODE ISLAND-0.07%

Rhode Island (State of) Health
   & Educational Building Corp.
   (Paul Cuffee School); Series
   2002, Educational
   Institution VRD RB
   (LOC-Citizens Bank of Rhode
   Island)
   3.75%, 08/01/32 (b)(c)             A-1+    --        $   2,845   $  2,845,000
                                      -----   -------   ---------   ------------
SOUTH CAROLINA-1.40%

Bear Stearns Municipal
   Securities Trust Ctfs.
   (SCAGO Educational
   Facilities Corp.); Series
   2007-293 A, Installment
   Purchase RB
   (Acquired 01/04/07; Cost
   $18,455,000)
   3.78%, 12/08/14 (c)(f)(g)          --      VMIG1        18,455     18,455,000
                                      -----   -------   ---------   ------------
Eagle Tax-Exempt Trust (South
   Carolina (State of) Public
   Service Authority);
   Series 2000-4001 A
   VRD COP
   (Acquired 09/08/00; Cost
   $10,100,000) 3.80%,
   01/01/22(c)(f)(g)                  A-1+    --           10,100     10,100,000
                                      -----   -------   ---------   ------------
   Series 2004-0017 A
   VRD RB
   (Acquired 08/01/06; Cost
   $5,000,000) 3.80%,
   01/01/39(c)(f)(g)                  A-1+    --            5,000      5,000,000
                                      -----   -------   ---------   ------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (South
   Carolina (State of)
   Transportation
   Infrastructure Bank); Series
   2002-728, Floating Rate
   Trust Ctfs. VRD RB
   (Acquired 11/13/02; Cost
   $7,185,000)
   3.79%, 10/01/22 (c)(f)(g)          --       VMIG1        7,185      7,185,000
                                      -----   -------   ---------   ------------
South Carolina (State of)
   Educational Facilities
   Authority for Private
   Non-Profit Institutions of
   Higher Learning (Morris
   College Project); Series
   1997, VRD RB (LOC-Bank of
   America, N.A.)
   (Acquired 07/30/02; Cost
   $1,800,000)
   3.78%, 07/01/17 (b)(c)(g)          A-1+    --            1,800      1,800,000
                                      -----   -------   ---------   ------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Carolina Piedmont
   Foundation Project); Series
   2002, VRD RB (LOC-Bank of
   America, N.A.)
   3.78%, 09/01/32 (b)(c)(h)          --      --            3,800      3,800,000
                                      -----   -------   ---------   ------------

                                         RATINGS(A)     PRINCIPAL
                                      ---------------     AMOUNT
                                       S&P    MOODY'S     (000)         VALUE
                                      -----   -------   ---------   ------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
   Jobs-Economic Development
   Authority (Catholic Diocese
   of South Carolina Project);
   Series 1998, VRD RB
   (LOC-Bank of America, N.A.)
   (Acquired 07/23/02; Cost
   $2,620,000)
   3.78%, 09/01/18 (b)(c)(g)          A-1+    --        $   2,620   $  2,620,000
                                      -----   -------   ---------   ------------
South Carolina (State of)
   Jobs-Economic Development
   Authority (Presbyterian Home
   of South Carolina Project);
   Series 2003 A, VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.79%, 04/01/20 (b)(c)             A-1+    --            4,360      4,360,000
                                      -----   -------   ---------   ------------
                                                                      53,320,000
                                                                    ------------
TENNESSEE-3.70%

Blount (County of) Public
   Building Authority (Local
   Government Public
   Improvement);
   Series 2002 A-7-B
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/24(c)(d)              --      VMIG1         3,045      3,045,000
                                      -----   -------   ---------   ------------
   Series 2002 A-7-D
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/17(c)(d)              --      VMIG1         1,500      1,500,000
                                      -----   -------   ---------   ------------
Clarksville (City of) Public
   Building Authority; Series
   2004, Pooled Financing VRD
   RB (LOC-Bank of America, N.A.)
   3.90%, 07/01/34 (b)(c)(j)          --      VMIG1           200        200,000
                                      -----   -------   ---------   ------------
Cookeville (City of) Regional
   Medical Center Authority;
   Series 2006, VRD RB
   (LOC-Regions Bank)
   (Acquired 06/28/07; Cost
   $5,000,000)
   3.76%, 03/01/36 (b)(c)(g)          --      VMIG1         5,000      5,000,000
                                      -----   -------   ---------   ------------

Eagle Tax-Exempt Trust
   (Chattanooga (City of)
   Industrial Development
   Board); Series 2000-4202 A,
   VRD COP
   (Acquired 10/10/00; Cost
   $14,040,000)
   3.80%, 10/01/27 (c)(f)(g)          A-1+    --           14,040     14,040,000
                                      -----   -------   ---------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           23

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TENNESSEE-(CONTINUED)
JPMorgan PUTTERs
   (Memphis (City
   of)); Series 2006-1350,
   Electrical System VRD RB
   (Acquired 05/24/06; Cost
   $4,800,000)
   3.80%, 12/01/11 (c)(f)(g)        A-1+    --        $  4,800    $    4,800,000
                                    -----   -------   ---------   --------------
McMinn (County of) Industrial
   Development Board (Tennessee
   Wesleyan College Project);
   Series 2006, VRD RB
   (LOC-Regions Bank)
   3.77%, 11/01/36 (b)(c)           --      VMIG1        4,750         4,750,000
                                    -----   -------   ---------   --------------
Memphis (City of) & Shelby
   (County of) Sports
   Authority, Inc. (Memphis
   Arena Project); Series 2007
   A, Refunding VRD RB
   (INS-MBIA Insurance Corp.)
   3.75%, 11/01/29 (c)(d)           A-1+    VMIG1       15,000        15,000,000
                                    -----   -------   ---------   --------------
Morristown (City of) Health,
   Educational and Housing
   Facilities Board (All Saints
   Episcopal School Project);
   Series 2001, VRD RB
   (LOC-SunTrust Bank)
   3.79%, 08/01/16 (b)(c)           --      VMIG1        1,700         1,700,000
                                    -----   -------   ---------   --------------
Nashville (City of) & Davidson
   (County of) Metropolitan
   Government Industrial
   Development Board (Nashville
   Symphony Hall Project);
   Series 2004, VRD IDR
   (LOC-Bank of America, N.A.)
   3.73%, 12/01/31 (b)(c)           A-1+    --          11,600        11,600,000
                                    -----   -------   ---------   --------------
Oak Ridge (City of) Industrial
   Development Board (Oak Ridge
   Associated Universities,
   Inc.); Series 2002, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.76%, 09/01/32 (b)(c)(e)        --      VMIG1        4,200         4,200,000
                                    -----   -------   ---------   --------------
Sevier (County of) Public
   Building Authority (Local
   Government Public
   Improvement);
   Series 1996 F-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/16(c)(d)            --      VMIG1        6,860         6,860,000
                                    -----   -------   ---------   --------------
   Series 1996 F-2
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/11(c)(d)            --      VMIG1        3,045         3,045,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TENNESSEE-(CONTINUED)
   Series 1996 G-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/16(c)(d)            --      VMIG1     $  4,180    $    4,180,000
                                    -----   -------   ---------   --------------
   Series 1997 I A-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/22(c)(d)            --      VMIG1        5,900         5,900,000
                                    -----   -------   ---------   --------------
   Series 1997 II F-5
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/27(c)(d)            --      VMIG1        2,095         2,095,000
                                    -----   -------   ---------   --------------
   Series 1999 II A-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/24(c)(d)            --      VMIG1        6,300         6,300,000
                                    -----   -------   ---------   --------------
   Series 1999 II C-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/25(c)(d)            --      VMIG1        5,355         5,355,000
                                    -----   -------   ---------   --------------
   Series 2001 II E-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.76%, 06/01/30(c)(d)            --      VMIG1        6,795         6,795,000
                                    -----   -------   ---------   --------------
Sevier (County of) Public
   Building Authority; Series
   1995 A-1, Local Government
   Public Improvement VRD RB
   (INS-Ambac Assurance Corp.)
   3.76%, 06/01/15 (c)(d)(k)        --      VMIG1          972           972,000
                                    -----   -------   ---------   --------------
Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Memphis
   College of Art Project);
   Series 2003, VRD RB
   (LOC-Regions Bank)
   3.76%, 08/01/23 (b)(c)           --      VMIG1        3,885         3,885,000
                                    -----   -------   ---------   --------------
Shelby (County of) Health,
   Educational & Housing
   Facilities Board (Southern
   College of Optometry
   Project); Series 2001, VRD
   RB (LOC-Allied Irish Banks
   PLC)
   3.76%, 06/01/26 (b)(c)(e)        --      VMIG1        4,900         4,900,000
                                    -----   -------   ---------   --------------
Tennessee (State of) Local
   Development Authority (State
   Loan Programs); Series 2007
   A, BAN
   5.00%, 06/30/08                  SP-1+   MIG1        22,000        22,276,060
                                    -----   -------   ---------   --------------
Williamson (County of)
   Industrial Development Board
   (Currey Ingram Academy);
   Series 2003, Educational
   Facilities VRD RB
   (LOC-SunTrust Bank)
   3.83%, 04/01/23 (b)(c)           --      VMIG1        2,200         2,200,000
                                    -----   -------   ---------   --------------
                                                                     140,598,060
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           24

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-12.79%
ABN AMRO Munitops Ctfs. Trust
   (Alamo Community College
   District); Series 2006-85,
   Non-AMT Limited Tax VRD GO
   (Acquired 12/21/06; Cost
   $9,565,000)
   3.79%, 08/15/14 (c)(f)(g)        --      VMIG1     $  9,565    $    9,565,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Duncanville (City of)
   Independent School
   District); Series 2006-22,
   Asset 14 Non-AMT Unlimited
   Tax VRD GO
   (Acquired 05/22/06; Cost
   $   11,000,000)
   3.79%, 02/15/14 (c)(f)(g)(h)     --      --          11,000        11,000,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Eagle Mountain- Saginaw
   Independent School
   District); Series 2007-11,
   Single Non-AMT School
   Building Unlimited Tax VRD GO
   (Acquired 01/29/07; Cost
   $7,995,000)
   3.79%, 08/15/13 (c)(f)(g)        --      VMIG1        7,995         7,995,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Edinburg (City of)
   Independent School
   District); Series 2005-47,
   Single Non-AMT Unlimited Tax
   VRD GO
   (Acquired 04/27/06; Cost
   $10,945,000)
   3.79%, 02/15/13 (c)(f)(g)(h)     --        --        10,945        10,945,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Harris (County of) Toll
   Road); Series 2006 -64 A,
   Sr. Lien Non-AMT VRD RB
   (Acquired 10/16/06; Cost
   $9,750,000)
   3.79%, 08/15/30 (c)(f)(g)(h)     --        --         9,750         9,750,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Leander (City of)
   Independent School
   District); Series 2002-16,
   Multi-State Non-AMT
   Unlimited Tax VRD Ctfs.
   (Acquired 08/20/03; Cost
   $5,395,000)
   3.79%, 08/15/10 (c)(f)(g)        --      VMIG1        5,395         5,395,000
                                    -----   -------   ---------   --------------
Aldine (City of) Independent
   School District; Series
   2003, School Building
   Unlimited Tax VRD GO
   (CEP-Texas Permanent School
   Fund)
   3.75%, 06/15/28 (c)              A-1+    VMIG1        7,000         7,000,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
Alief Independent School
   District Series 2003,
   Refunding Unlimited Tax GO
   5.00%, 02/15/08                  AAA     Aaa       $  2,105    $    2,121,187
                                    -----   -------   ---------   --------------
Arlington (City of) (Dallas
   Cowboys Complex); Series
   2005 B, Special Obligation
   VRD RB (INS-MBIA Insurance
   Corp.)
   3.80%, 08/15/35 (c)(d)(k)        A-1+    VMIG1        8,363         8,363,000
                                    -----   -------   ---------   --------------
Crawford (City of) Education
   Facilities Corp. Parking
   (University Parking System
   Project); Series 2004 A,
   Refunding VRD RB (LOC-BNP
   Paribas)
   3.82%, 05/01/35 (b)(c)(e)        --      VMIG1        5,000         5,000,000
                                    -----   -------   ---------   --------------
Eagle Tax-Exempt Trust (Dallas
   (City of) Waterworks & Sewer
   System); Series 2006-0109 A,
   VRD RB
   (Acquired 05/10/06; Cost
   $22,295,000)
   3.80%, 10/01/35 (c)(f)(g)        A-1+    --          22,295        22,295,000
                                    -----   -------   ---------   --------------
Eagle Tax-Exempt Trust (Harris
   (County of) Toll Road);
   Series 2002-6012 A, VRD COP
   (Acquired 11/20/02; Cost
   $1,580,000)
   3.80%, 08/15/30 (c)(f)(g)        A-1+    --           1,580         1,580,000
                                    -----   -------   ---------   --------------
Eagle Tax-Exempt Trust (Houston
   (City of) Airport); Series
   2000-4307, VRD COP
   (Acquired 11/15/00; Cost
   $15,750,000)
   3.80%, 07/01/28 (c)(f)(g)        A-1+    --          15,750        15,750,000
                                    -----   -------   ---------   --------------
Eagle Tax-Exempt Trust (Houston
   (City of) Water & Sewer);
   Series 1997-4305 A
   VRD COP
   (Acquired 04/27/99; Cost
   $14,005,000) 3.80%,
   12/01/27(c)(f)(g)                A-1+    --          14,005        14,005,000
                                    -----   -------   ---------   --------------
   Series 2002-6019  A
   VRD COP
   (Acquired 11/13/02; Cost
   $8,910,000) 3.80%,
   12/01/30(c)(f)(g)                A-1+    --           8,910         8,910,000
                                    -----   -------   ---------   --------------
Garland (City of) Industrial
   Development Authority, Inc.
   (Carroll Co. Project);
   Series 1984, VRD IDR
   (LOC-Wells Fargo Bank, N.A.)
   (Acquired 07/19/06; Cost
   $1,825,000)
   3.83%, 12/01/14 (b)(c)(g)        --      Aaa          1,825         1,825,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           25

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
Grand Prairie (City of) Housing
   Finance Corp. (Lincoln
   Property Co.); Series 1993,
   Refunding Multi-Family
   Housing VRD RB (CEP-General
   Electric Corp.)
   3.80%, 06/01/10 (c)              A-1+    --        $  2,700    $    2,700,000
                                    -----   -------   ---------   --------------
Harris (County of) Health
   Facilities Development Corp.
   (St. Luke's Episcopal);
   Series 2005 A, Refunding
   Hospital RB (INS-Financial
   Guaranty Insurance Co.)
   3.80%, 02/15/32 (c)(d)           A-1+    VMIG1       26,820        26,820,000
                                    -----   -------   ---------   --------------
Harris (County of);
   Series 2007
   TAN
   4.00%, 02/29/08                  SP-1+   MIG1        10,000        10,021,882
                                    -----   -------   ---------   --------------
   Series 2007 A-1
   Commercial Paper GO Notes
   3.70%, 08/16/07                  A-1+    P-1          4,000         4,000,000
                                    -----   -------   ---------   --------------
Harrison (County of) Health
   Facilities Development Corp.
   (Marshall Regional Medical
   Center Project); Series
   2006, Hospital VRD RB
   (LOC-Regions Bank)
   3.76%, 04/01/26 (b)(c)           --      VMIG1       12,800        12,800,000
                                    -----   -------   ---------   --------------
Hockley (County of) Industrial
   Development Corp. (AMOCO
   Project);
   Series 1983
   VRD PCR
   3.60%, 03/01/14(c)(e)            A-1+    --          15,000        15,000,000
                                    -----   -------   ---------   --------------
   Series 1985
   VRD PCR
   3.70%, 11/01/19(c)(e)            A-1+    P-1         10,640        10,640,000
                                    -----   -------   ---------   --------------
Houston (City of) Higher
   Education Finance Corp.
   (Houston Baptist
   University); Series 2000,
   Higher Education Refunding
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.83%, 07/01/20 (b)(c)(h)        --      --           3,500         3,500,000
                                    -----   -------   ---------   --------------
Houston (City of) Higher
   Education Finance Corp.
   (Tierwester Oaks & Richfield
   Manor); Series 2003 A,
   Housing VRD RB (LOC-Bank of
   New York)
   4.00%, 03/01/33 (b)(c)           --      VMIG1       10,820        10,820,000
                                    -----   -------   ---------   --------------
Houston (City of);
   Series 2003 E
   Commercial Paper Notes GO
   3.74%, 10/11/07                  A-1+    P-1          3,650         3,650,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
   Series 2004 D
   Commercial Paper Notes GO
   3.70%, 08/09/07                  A-1+    P-1       $  7,000    $    7,000,000
                                    -----   -------   ---------   --------------
   Series 2004 F
   Commercial Paper Notes GO
   3.74%, 10/11/07                  A-1+    P-1          7,800         7,800,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Alamo Heights
   (City of) Independent School
   District); Series 2005-980,
   Unlimited Tax VRD GO
   (Acquired 08/28/06; Cost
   $6,420,000)
   3.79%, 02/01/12 (c)(f)(g)        --      VMIG1        6,420         6,420,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Bexar (County
   of)); Series 2004-530,
   Limited Tax VRD GO
   (Acquired 10/28/04; Cost
   $4,580,000)
   3.80%, 06/15/12 (c)(f)(g)        --      VMIG1        4,580         4,580,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Brownsville
   (City Of)); Series
   2005-1038, Unlimited Tax VRD
   GO
   (Acquired 07/21/06; Cost
   $6,680,000)
   3.80%, 02/15/13 (c)(f)(g)        A-1+    --           6,680         6,680,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Nueces River
   Authority); Series
   2006-1412, VRD RB
   (Acquired 07/19/06; Cost
   $1,950,000)
   3.80%, 07/15/13 (c)(f)(g)        A-1+    --           1,950         1,950,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Texas Tech
   University System); Series
   2006-1373, VRD RB
   (Acquired 07/21/06; Cost
   $    5,185,000)
   3.79%, 02/15/14 (c)(f)(g)        A-1+    --           5,185         5,185,000
                                    -----   -------   ---------   --------------
Merrill Lynch P-Floats
   (Brazosport (City of)
   Independent School
   District); Series 2003
   PT-1690, Refunding Unlimited
   Tax VRD GO
   (Acquired 02/20/03; Cost
   $4,823,000)
   3.80%, 08/15/10 (c)(f)(g)        --      VMIG1        4,823         4,823,000
                                    -----   -------   ---------   --------------
Merrill Lynch P-Floats (Lamar
   Consolidated Independent
   School District); Series
   2005 PT-2860, Unlimited Tax
   VRD GO
   (Acquired 09/09/05; Cost
   $9,700,000)
   3.80%, 02/15/25 (c)(f)(g)        A-1+    --           9,700         9,700,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           26

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
Mesquite (City of) Health
   Facilities Development Corp.
   (Christian Care Centers,
   Inc. - Greenway Village);
   Series 2000 C, Retirement
   Facility VRD RB (LOC-LaSalle
   Bank N.A.)
   3.75%, 02/15/30 (b)(c)           A-1     --        $  7,230    $    7,230,000
                                    -----   -------   ---------   --------------
Metropolitan Higher Education
   Authority (University of
   Dallas Project); Series
   1999, Higher Education VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.78%, 05/01/19 (b)(c)(h)        --      --           5,870         5,870,000
                                    -----   -------   ---------   --------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Dallas (City
   of) Area Rapid Transit);
   Series 2006-1658, Sr. Lien
   Sales Tax Refunding VRD RB
   (Acquired 05/10/07; Cost
   $11,000,000)
   3.83%, 12/01/36 (c)(f)(g)        A-1     --          11,000        11,000,000
                                    -----   -------   ---------   --------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Lamar
   Consolidated Independent
   School District); Series
   2006-1752, Schoolhouse
   Unlimited Tax VRD GO
   (Acquired 05/16/07; Cost
   $6,000,000)
   3.79%, 02/15/36 (c)(f)(g)        --      VMIG1        6,000         6,000,000
                                    -----   -------   ---------   --------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Lancaster
   Independent School
   District); Series 2006-1300,
   Refunding Unlimited Tax VRD
   GO
   (Acquired 05/14/07; Cost
   $5,925,000)
   3.79%, 02/15/34 (c)(f)(g)        --      VMIG1        5,925         5,925,000
                                    -----   -------   ---------   --------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (North East
   Independent School
   District); Series 2006-1668,
   Refunding Unlimited Tax VRD
   GO
   (Acquired 04/19/07; Cost
   $14,850,000)
   3.79%, 02/01/27 (c)(f)(g)        --      VMIG1       14,850        14,850,000
                                    -----   -------   ---------   --------------
North Texas Tollway Authority
   (Dallas North Tollway
   System); Series 2005 C, VRD
   RB (INS-Financial Guaranty
   Insurance Co.)
   3.77%, 01/01/25 (c)(d)           A-1+    VMIG1       16,600        16,600,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
Nueces (County of) Health
   Facilities Development Corp.
   (Driscoll Foundation
   Children's Hospital); Series
   1985, Floating Rate RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.76%, 07/01/15 (b)(c)           --      VMIG1     $  1,200    $    1,200,000
                                    -----   -------   ---------   --------------
Polly Ryon Hospital Authority
   (Polly Ryon Memorial
   Hospital); Series 2001,
   Hospital VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 11/01/26 (b)(c)           A-1+    --           1,200         1,200,000
                                    -----   -------   ---------   --------------
Red River Authority
   (Southwestern Public
   Services); Series 1996,
   Refunding VRD PCR (INS-Ambac
   Assurance Corp.)
   3.80%, 07/01/16 (c)(d)           A-1+    VMIG1        3,600         3,600,000
                                    -----   -------   ---------   --------------
San Gabriel (City of) Health
   Facilities Development Corp.
   (YMCA of Greater Williamson
   County Project); Series
   2005, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 04/01/26 (b)(c)           --      VMIG1        2,515         2,515,000
                                    -----   -------   ---------   --------------
Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   Series 1997, Higher
   Education VRD RB (LOC-Bank
   of America, N.A.)
   3.78%, 01/01/18 (b)(c)(k)        A-1+    --          12,835        12,835,000
                                    -----   -------   ---------   --------------
Texas (State of) Public Finance
   Authority; Series 2001 A,
   Refunding Unlimited Tax GO
   5.25%, 10/01/07                  AA      Aa1          4,000         4,016,253
                                    -----   -------   ---------   --------------
Texas (State of) Turnpike
   Authority (Central Texas
   Turnpike System); Series
   2002, Second Tier BAN
   5.00%, 06/01/08                  AA      Aa3         10,000        10,116,084
                                    -----   -------   ---------   --------------
Texas (State of); Series 2006,
   TRAN
   4.50%, 08/31/07                  SP-1+   MIG1        30,890        30,935,824
                                    -----   -------   ---------   --------------
Texas A&M University Board of
   Regents (Revenue Financing
   System);
   Series 2004 B
   Commercial Paper Notes
   3.67%, 07/17/07                  A-1+    P-1         16,400        16,400,000
                                    -----   -------   ---------   --------------
   3.75%, 08/09/07                  A-1+    P-1         10,000        10,000,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           27

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
TEXAS-(CONTINUED)
University of Texas Board of
   Regents (Revenue Financing
   System); Series 2006 D,
   Refunding RB
   4.25%, 08/15/07                  AAA     Aaa       $  6,490    $    6,495,583
                                    -----   -------   ---------   --------------
Wachovia MERLOTs (Harris
   (County of) Toll Road);
   Series 2003-B16, VRD RB
   (Acquired 02/19/03; Cost
   $16,005,000)
   3.79%, 08/15/25 (c)(f)(g)        --      VMIG1       16,005        16,005,000
                                    -----   -------   ---------   --------------
Wachovia MERLOTs (University of
   Texas Board of Regents);
   Series 2003-B14, Refunding
   VRD RB
   (Acquired 01/29/03; Cost
   $7,970,000)
   3.79%, 08/15/22 (c)(f)(g)        --      VMIG1        7,970         7,970,000
                                    -----   -------   ---------   --------------
                                                                     486,352,813
                                                                  --------------
UTAH-0.95%
Duchesne (County of) School
   District (Utah Municipal
   Building Authority); Series
   2005, Lease VRD RB (LOC-U.S.
   Bank, N.A.)
   3.78%, 06/01/21 (b)(c)           A-1+    --             900           900,000
                                    -----   -------   ---------   --------------
Emery (County of) (PacifiCorp
   Project); Series 1991,
   Refunding VRD PCR (LOC-BNP
   Paribas)
   3.80%, 07/01/15 (b)(c)(e)        A-1+    VMIG1       19,350        19,350,000
                                    -----   -------   ---------   --------------
Intermountain Power Agency;
   Series 1985 E, Refunding
   Sub. VRD RB (INS-Ambac
   Assurance Corp.)
   3.64%, 07/01/14 (c)(d)           A-1     VMIG1       15,000        15,000,000
                                    -----   -------   ---------   --------------
Sanpete (County of) School
   Facility (Wasatch Academy);
   Series 2003, Multi-Mode VRD
   RB (LOC-U.S. Bank, N.A.)
   3.78%, 08/01/28 (b)(c)           A-1+    --             800           800,000
                                    -----   -------   ---------   --------------
                                                                      36,050,000
                                                                  --------------
VERMONT-0.27%
Vermont (State of) Industrial
   Development Authority
   (Central Vermont Public
   Service Corp.); Series 1984,
   Hydroelectric VRD IDR
   (LOC-Citizens Bank of
   Massachusetts)
   3.75%, 12/01/13 (b)(c)           A-1+    --           2,900         2,900,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
VERMONT-(CONTINUED)
Vermont (State of) Student
   Assistance Corp.; Series
   1985, Student Loan VRD RB
   (LOC-State Street Bank &
   Trust Co.)
   3.78%, 01/01/08 (b)(c)           --      VMIG1     $  7,205    $    7,205,000
                                    -----   -------   ---------   --------------
                                                                      10,105,000
                                                                  --------------
VIRGINIA-0.28%
Fairfax (County of) Economic
   Development Authority
   (Government Center
   Properties); Series 2003,
   Refunding Lease RB
   5.00%, 05/15/08                  AA+     Aa1          4,495         4,543,411
                                    -----   -------   ---------   --------------
Spotsylvania (County of)
   Economic Development
   Authority (Civil War
   Preservation Trust Project);
   Series 2007, VRD RB
   (LOC-SunTrust Bank)
   3.74%, 04/01/27 (b)(c)           A-1+    --           6,000         6,000,000
                                    -----   -------   ---------   --------------
                                                                      10,543,411
                                                                  --------------
WASHINGTON-3.87%
ABN AMRO Munitops Ctfs. Trust
   (Eatonville School District
   #404); Series 2006-42,
   Non-AMT Unlimited Tax VRD GO
   (Acquired 06/22/06; Cost
   $8,745,000)
   3.79%, 12/01/14 (c)(f)(g)(h)     --      --           8,745         8,745,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Seattle (City of) Municipal
   Light & Power); Series
   2002-12, Multi-State Non-AMT
   VRD Ctfs.
   (Acquired 05/25/04; Cost
   $9,755,000)
   3.79%, 03/01/09 (c)(f)(g)        --      VMIG1        9,755         9,755,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Seattle (City of)); Series
   2003-7, Multi-State Non-AMT
   VRD GO Ctfs.
   (Acquired 05/13/03; Cost
   $10,685,000)
   3.79%, 07/01/10
   (c)(f)(g)(h)(k)                  --      --          10,685        10,685,000
                                    -----   -------   ---------   --------------
ABN AMRO Munitops Ctfs. Trust
   (Skagit (County of) Public
   Hospital District No. 1);
   Series 2004-37, Multi-State
   Non-AMT VRD Ctfs.
   (Acquired 04/08/05; Cost
   $8,235,000)
   3.79%, 12/01/12 (c)(f)(g)        --      VMIG1        8,235         8,235,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           28

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WASHINGTON-(CONTINUED)
Bremerton (City of) (Kitsap
   Regional Conference Center
   Parking Garage); Series
   2003, VRD RB (LOC-Bank of
   America, N.A.)
   3.75%, 12/01/28 (b)(c)(h)        --      --        $  5,490    $    5,490,000
                                    -----   -------   ---------   --------------
Eagle Tax-Exempt Trust
   (Washington (State of));
   Series 1998-4701 A, VRD COP
   (Acquired 07/20/00; Cost
   $14,400,000)
   3.80%, 05/01/18 (c)(f)(g)        A-1+    --          14,400        14,400,000
                                    -----   -------   ---------   --------------
Everett (City of); Series 2001,
   Limited Tax VRD GO (LOC-Bank
   of America, N.A.)
   3.78%, 12/01/21 (b)(c)(h)        --      --           2,600         2,600,000
                                    -----   -------   ---------   --------------
JPMorgan PUTTERs (Washington
   (State of));
   Series 2004-593
   Unlimited Tax VRD GO
   (Acquired 11/18/04; Cost
   $3,585,000) 3.80%,
   07/01/12(c)(f)(g)                --      VMIG1        3,585         3,585,000
                                    -----   -------   ---------   --------------
   Series 2006-1346
   Unlimited Tax VRD GO
   (Acquired 05/24/06; Cost
   $4,390,000) 3.80%,
   01/01/13(c)(f)(g)                A-1+    --           4,390         4,390,000
                                    -----   -------   ---------   --------------
King (County of) Economic
   Enterprise Corp. (Puget
   Sound Blood Center Project);
   Series 1998, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.80%, 04/01/23 (b)(c)           --      VMIG1        3,400         3,400,000
                                    -----   -------   ---------   --------------
King (County of) Housing
   Authority (Summerfield
   Apartments Project); Series
   2005, VRD RB (LOC-U.S. Bank,
   N.A.)
   3.80%, 09/01/35 (b)(c)           --      VMIG1        1,925         1,925,000
                                    -----   -------   ---------   --------------
Lake Tapps Parkway Properties;
   Series 1999 A
   Special Revenue VRD RB
   (LOC-U.S. Bank, N.A.)
   3.80%, 12/01/19(b)(c)(k)         --      VMIG1        8,687         8,687,000
                                    -----   -------   ---------   --------------
   Series 1999 B
   Special Revenue VRD RB
   (LOC-U.S. Bank, N.A.)
   3.80%, 12/01/19(b)(c)            --      VMIG1        1,900         1,900,000
                                    -----   -------   ---------   --------------
Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Seattle (Port
   of)); Series 2002-739D, VRD
   RB
   (Acquired 07/21/04; Cost
   $5,000,000)
   3.79%, 09/01/20 (c)(f)(g)        A-1     --           5,000         5,000,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WASHINGTON-(CONTINUED)
Reset Option Ctfs. Trust II-R
   (Seattle (Port of) Passenger
   Facility Charge); Series
   2006-638, VRD RB
   (Acquired 09/27/06; Cost
   $10,640,000)
   3.79%, 12/01/23 (c)(e)(f)(g)     --      VMIG1     $ 10,640    $   10,640,000
                                    -----   -------   ---------   --------------
Seattle (City of) Housing
   Authority (Bayview Manor
   Project); Series 1994 B, Low
   Income Housing Assistance
   VRD RB (LOC-U.S. Bank, N.A.)
   3.80%, 05/01/19 (b)(c)           A-1+    --           2,365         2,365,000
                                    -----   -------   ---------   --------------
Seattle (City of) Housing
   Authority (Pioneer Human
   Services Project); Series
   1995, Refunding VRD RB
   (LOC-U.S. Bank, N.A.)
   3.76%, 12/01/15 (b)(c)           A-1+    --           1,925         1,925,000
                                    -----   -------   ---------   --------------
Seattle (Port of) Industrial
   Development Corp. (Sysco
   Food Services of Seattle,
   Inc. Project); Series 1994,
   Refunding VRD IDR
   3.79%, 11/01/25 (c)(k)           A-1+    VMIG1        4,656         4,656,000
                                    -----   -------   ---------   --------------
Snohomish (County of) Housing
   Authority (Ebey Arms,
   Centerhouse, Valley Commons
   and Raintree Village
   Project); Series 2003,
   Refunding Housing VRD RB
   (LOC-Bank of America, N.A.)
   3.78%, 12/01/34 (b)(c)(h)        --      --           6,045         6,045,000
                                    -----   -------   ---------   --------------
Washington (State of) Economic
   Development Finance
   Authority (Benaroya Research
   Institute at Virginia Mason
   Project); Series 2006 C,
   Economic Development VRD RB
   (LOC-Bank of America, N.A.)
   3.78%, 12/01/24 (b)(c)           A-1+    --           1,615         1,615,000
                                    -----   -------   ---------   --------------
Washington (State of) Economic
   Development Finance
   Authority (Seadrunar
   Recycling LLC Project);
   Series 2000 E, Economic
   Development VRD RB (LOC-U.S.
   Bank, N.A.)
   3.76%, 08/01/25 (b)(c)           A-1+    --           2,235         2,235,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           29

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WASHINGTON-(CONTINUED)
Washington (State of) Higher
   Education Facilities
   Authority (Cornish College
   of the Arts Project); Series
   2003 A, VRD RB (LOC-Bank of
   America, N.A.)
   3.80%, 12/01/33 (b)(c)           --      VMIG1     $  5,000    $    5,000,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission (Judson
   Park Project); Series 2007,
   Refunding Non-Profit Housing
   VRD RB (LOC-KBC Bank N.V.)
   3.75%, 02/01/37 (b)(c)(e)(h)     --      --          10,400        10,400,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission (Nikkei
   Concerns Project); Series
   1994, Non-Profit Housing VRD
   RB (LOC-U.S. Bank, N.A.)
   3.76%, 10/01/19 (b)(c)           A-1+    --           3,715         3,715,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission
   (Riverview Retirement
   Community Project); Series
   1997, Elderly Housing VRD RB
   (LOC-U.S. Bank, N.A.)
   3.80%, 07/01/22 (b)(c)           A-1+    --           1,645         1,645,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission
   (University Preparatory
   Academy Project); Series
   2000, Non-Profit Housing VRD
   RB (LOC-Bank of America,
   N.A.)
   3.78%, 07/01/30 (b)(c)           --      VMIG1        1,550         1,550,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission (YMCA of
   Columbia-Willamette); Series
   1999, Non-Profit Housing VRD
   RB (LOC-U.S. Bank, N.A.)
   3.78%, 08/01/24 (b)(c)(k)        A-1+    --           2,200         2,200,000
                                    -----   -------   ---------   --------------
Washington (State of) Housing
   Finance Commission (YMCA of
   Tacoma-Pierce County
   Project); Series 2006,
   Refunding Non-Profit Housing
   VRD RB (LOC-U.S. Bank, N.A.)
   3.76%, 12/01/32 (b)(c)           --      VMIG1        4,165         4,165,000
                                    -----   -------   ---------   --------------
                                                                     146,953,000
                                                                  `-------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WISCONSIN-5.10%
ABN AMRO Munitops Ctfs. Trust
   (Central Brown County Water
   Authority); Series 2005-25,
   Non-AMT VRD RB
   (Acquired 08/01/05; Cost
   $17,370,000)
   3.79%, 12/01/13 (c)(f)(g)(h)     --      --        $ 17,370    $   17,370,000
                                    -----   -------   ---------   --------------
Appleton (City of)
   Redevelopment Authority (Fox
   Cities Performing Arts
   Center Project); Series 2001
   B, Redevelopment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.; M&I Marshall & Ilsley
   Bank)
   3.80%, 06/01/36 (b)(c)           --      VMIG1        3,600         3,600,000
                                    -----   -------   ---------   --------------
Franklin (City of) Community
   Development Authority
   (Indian Community School of
   Milwaukee); Series 2002,
   Redevelopment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 07/01/22 (b)(c)           --      VMIG1       36,000        36,000,000
                                    -----   -------   ---------   --------------
Kenosha (County of) Unified
   School District No. 1;
   Series 2005 A, Refunding
   Unlimited Tax GO (INS-MBIA
   Insurance Corp.)
   5.00%, 04/01/08 (d)              --      Aaa          5,580         5,636,926
                                    -----   -------   ---------   --------------
Menomonee Falls (City of)
   School District; Series 2007
   A, BAN
   4.46%, 12/01/07                  --      MIG1         2,750         2,758,922
                                    -----   -------   ---------   --------------
Milwaukee (City of)
   Redevelopment Authority
   (Cathedral Place Parking
   Facility Project); Series
   2002, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.78%, 05/01/25 (b)(c)           --      VMIG1        2,635         2,635,000
                                    -----   -------   ---------   --------------
New Berlin (City of) School
   District; Series 2006,
   Promissory TRAN GO
   4.50%, 08/30/07                  --      MIG1        11,500        11,516,556
                                    -----   -------   ---------   --------------
West Allis (City of) (State
   Fair Park Exposition Center
   Inc.); Series 2001, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.78%, 08/01/28 (b)(c)           --      VMIG1       12,055        12,055,000
                                    -----   -------   ---------   --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           30

TAX-FREE CASH RESERVE PORTFOLIO

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Grace Lutheran
   Foundation Project); Series
   1999, VRD RB (LOC-U.S. Bank,
   N.A.)
   (Acquired 09/12/05; Cost
   $2,555,000)
   3.75%, 07/01/14 (b)(c)(g)        A-1+    --        $  2,555    $    2,555,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Indian Community
   School of Milwaukee, Inc.
   Project); Series 2006, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 12/01/36 (b)(c)           --      VMIG1       10,000        10,000,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Marshfield
   Clinic); Series 2006 B, VRD
   RB (LOC-M&I Marshall &
   Ilsley Bank)
   3.76%, 01/15/36 (b)(c)           A-1     --          20,000        20,000,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Mequon Jewish
   Campus, Inc. Project);
   Series 2003, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.78%, 07/01/28 (b)(c)           --      VMIG1        6,245         6,245,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Mercy Alliance,
   Inc.); Series 2007,
   Refunding VRD RB (LOC-M&I
   Marshall & Ilsley Bank)
   3.75%, 06/01/22 (b)(c)           --      VMIG1       10,000        10,000,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Mercy Health
   System); Series 2003 C, VRD
   RB (LOC-M&I Marshall &
   Ilsley Bank)
   3.75%, 08/15/23 (b)(c)           --      VMIG1        6,600         6,600,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (St. Luke's
   Medical Center); Series
   1987, VRD RB (LOC-KBC Bank
   N.V.)
   (Acquired 05/02/05; Cost
   $26,400,000)
   3.80%, 12/01/17 (b)(c)(e)(g)     A-1     --          26,400        26,400,000
                                    -----   -------   ---------   --------------

                                       RATINGS(A)     PRINCIPAL
                                    ---------------     AMOUNT
                                     S&P    MOODY'S     (000)          VALUE
                                    -----   -------   ---------   --------------
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health &
   Educational Facilities
   Authority (St. Mary's
   School); Series 2004, VRD RB
   (LOC-M&I Marshall & Ilsley
   Bank)
   3.78%, 08/01/19 (b)(c)           A-1     --        $  1,830    $    1,830,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Health &
   Educational Facilities
   Authority (Valley Packaging
   Industries Inc.); Series
   2005, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.83%, 07/01/35 (b)(c)           --      VMIG1        3,365         3,365,000
                                    -----   -------   ---------   --------------
Wisconsin (State of) Rural
   Water Construction Loan
   Program Commission; Series
   2006, BAN RN
   4.75%, 08/15/07                  --      MIG1         4,000         4,004,923
                                    -----   -------   ---------   --------------
Wisconsin (State of); Series
   2007, Operating Notes
   4.50%, 06/16/08                  SP-1+   MIG1        11,300        11,379,213
                                    -----   -------   ---------   --------------
                                                                     193,951,540
                                                                  --------------
WYOMING-0.03%
Sweetwater (County of)
   (Memorial Hospital Project);
   Series 2006 B, VRD RB
   (LOC-Keybank N.A.)
   3.75%, 09/01/37 (b)(c)           --      VMIG1        1,090         1,090,000
                                    -----   -------   ---------   --------------
TOTAL INVESTMENTS(l)(m)-103.25%
   (Cost $3,925,134,322)                                           3,925,134,322
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-
   (3.25)%                                                          (123,584,811)
                                                                  --------------
NET ASSETS-100.00%                                                $3,801,549,511
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           31

TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

ACES     -- Automatically Convertible Extendable Security
AMT      -- Alternative Minimum Tax
BAN      -- Bond Anticipation Note
CEP      -- Credit Enhancement Provider
COP      -- Certificates of Participation
Ctfs.    -- Certificates
GO       -- General Obligation Bonds
IDR      -- Industrial Development Revenue Bonds
INS      -- Insurer
LOC      -- Letter of Credit
MERLOT   -- Municipal Exempt Receipts Liquidity Option Tender
NRR      -- Not Re-Rated
PCR      -- Pollution Control Revenue Bonds
P-Floats -- Putable Floating Option Tax-Exempt Receipt
PUTTERs  -- Putable Tax-Exempt Receipts
RAN      -- Revenue Anticipation Notes
RB       -- Revenue Bonds
RN       -- Revenue Notes
Sr.      -- Senior
Sub.     -- Subordinated
TAN      -- Tax Anticipation Notes
TRAN     -- Tax and Revenue Anticipation Notes
Unsec.   -- Unsecured
VRD      -- Variable Rate Demand
Wts.     -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2007.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $1,311,168,000, which represented 34.49% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(i)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                            Percentage
---------------------------------   ----------
Ambac Assurance Corp.                  11.3%
MBIA Insurance Corp.                   11.0
Financial Guaranty Insurance Co.       10.8
JP Morgan Chase Bank, N.A.             10.5
Financial Security Assurance Inc.       9.9

(m)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.           32

TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Tax-Free - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

Item 2. Controls and Procedures.

   (a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

   (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Tax-Free Investments Trust


By:    /s/ Karen Dunn Kelley
       --------------------------------------------
       Karen Dunn Kelley
       Principal Executive Officer

Date:  August 29, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Karen Dunn Kelley
       --------------------------------------------
       Karen Dunn Kelley
       Principal Executive Officer

Date:  August 29, 2007


By:    /s/ Sidney M. Dilgren
       --------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.